WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.4%

	Application Software 9.1%
4,338,133	Clearwater Analytics Holdings, Inc., Class A*	$86,892,804
639,379	Five9, Inc.*	50,312,734
1,072,176	Guidewire Software, Inc.*	116,910,071
2,051,465	PowerSchool Holdings, Inc., Class A*	48,332,515
1,141,930	Q2 Holdings, Inc.*	49,571,181

		352,019,305

	Asset Management & Custody Banks 5.1%
1,076,665	Cohen & Steers, Inc.	81,535,840
1,014,268	Hamilton Lane, Inc., Class A	115,058,562

		196,594,402

	Automotive Parts & Equipment 2.5%
655,096	Fox Factory Holding Corp.*	44,205,878
998,103	XPEL, Inc.*	53,747,847

		97,953,725

	Automotive Retail 2.4%
2,455,162	Valvoline, Inc.*	92,264,988

	Broadline Retail 1.2%
632,166	Ollie’s Bargain Outlet Holdings, Inc.*	47,975,078

	Building Products 5.1%
318,823	CSW Industrials, Inc.	66,127,078
1,578,011	Trex Co., Inc.*	130,643,531

		196,770,609

	Cargo Ground Transportation 2.1%
187,875	Saia, Inc.*	82,330,583

	Distributors 2.5%
246,241	Pool Corp.	98,178,749

	Electronic Equipment & Instruments 2.3%
520,320	Novanta, Inc.*	87,627,091

	Electronic Manufacturing Services 1.9%
383,246	Fabrinet*	72,943,211

	Financial Exchanges & Data 5.0%
244,572	MarketAxess Holdings, Inc.	71,622,910
314,046	Morningstar, Inc.	89,892,527
3,596,673	Open Lending Corp., Class A*	30,607,687

		192,123,124

	Health Care Equipment 1.3%
190,809	Inspire Medical Systems, Inc.*	38,816,275
917,887	Silk Road Medical, Inc.*	11,262,473

		50,078,748

	Health Care Facilities 3.1%
1,063,421	Ensign Group, Inc.	119,326,470

	Health Care Supplies 1.0%
2,006,040	Neogen Corp.*	40,341,464

	Health Care Technology 1.1%
2,346,279	Certara, Inc.*	41,271,048

	Home Furnishing Retail 0.3%
970,274	Arhaus, Inc.*	11,497,747

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Home Improvement Retail 1.7%
597,205	Floor & Decor Holdings, Inc., Class A*	$66,624,190

	Homebuilding 1.0%
204,165	Installed Building Products, Inc.	37,325,445

	Human Resource & Employment Services 1.6%
382,993	Paylocity Holding Corp.*	63,136,396

	Industrial Machinery & Supplies & Components 7.3%
780,931	Helios Technologies, Inc.	35,415,221
378,736	Kadant, Inc.	106,163,488
499,820	RBC Bearings, Inc.*	142,393,720

		283,972,429

	Insurance Brokers 0.8%
391,179	Goosehead Insurance, Inc., Class A*	29,651,368

	Investment Banking & Brokerage 1.9%
1,279,955	Moelis & Co., Class A	71,843,874

	IT Consulting & Other Services 2.7%
433,874	Globant SA*	103,253,335

	Leisure Products 1.5%
1,111,818	YETI Holdings, Inc.*	57,569,936

	Life Sciences Tools & Services 4.6%
363,437	ICON PLC*	102,878,112
247,268	Medpace Holdings, Inc.*	75,795,060

		178,673,172

	Managed Health Care 2.8%
1,621,473	HealthEquity, Inc.*	107,503,660

	Metal, Glass & Plastic Containers 0.9%
1,395,000	TriMas Corp.	35,335,350

	Other Specialty Retail 2.6%
481,829	Five Below, Inc.*	102,706,670

	Packaged Foods & Meats 1.2%
535,207	Freshpet, Inc.*	46,434,559

	Personal Care Products 2.6%
1,815,877	BellRing Brands, Inc.*	100,654,062

	Pharmaceuticals 1.1%
576,170	Intra-Cellular Therapies, Inc.*	41,265,295

	Regional Banks 2.6%
2,020,614	Bank OZK	100,687,196

	Self-Storage REITs 2.3%
2,175,984	National Storage Affiliates Trust	90,238,057

	Semiconductor Materials & Equipment 1.7%
471,739	Nova Ltd.*	64,812,221

	Semiconductors 1.5%
94,688	Monolithic Power Systems, Inc.	59,727,297

	Specialized Consumer Services 0.9%
3,941,226	Mister Car Wash, Inc.*	34,052,193

	Specialty Chemicals 5.2%
731,549	Balchem Corp.	108,817,914

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
756,661	Innospec, Inc.	$93,250,901

		202,068,815

	Systems Software 2.1%
364,961	CyberArk Software Ltd.*	79,944,707

	Transaction & Payment Processing Services 1.8%
954,079	Shift4 Payments, Inc., Class A*	70,926,233

	Total Common Stocks (cost $2,489,197,128)	3,807,702,802

	WARRANTS 0.0%

	Insurance Brokers 0.0%
540,000	Hagerty, Inc., expiring 12/2/2026* *** §§	745,200

	Total Warrants (cost $1,859,172)	745,200

	Total Investments (cost $2,491,056,300) 98.4%	3,808,448,002
	Other Assets less Liabilities 1.6%	62,152,200

	NET ASSETS 100.0%	$3,870,600,202

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

§§The aggregate value of illiquid holdings at December 31, 2023 amounted to approximately $745,200 and represented 0.02% of net assets.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Core Growth Fund’s investments were in the following countries:

COUNTRY	%
Ireland	2.7
Israel	3.8
United States	93.5

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.6%

	Apparel Retail 8.3%
1,366,619	Trent Ltd.	$50,144,436

	Apparel, Accessories & Luxury Goods 1.4%
18,223	Page Industries Ltd.	8,429,742

	Automotive Parts & Equipment 1.5%
211,980	Tube Investments of India Ltd.	9,018,058

	Commercial & Residential Mortgage Finance 1.6%
530,489	Aavas Financiers Ltd.*	9,759,298

	Commodity Chemicals 4.5%
2,630,974	Berger Paints India Ltd.	19,117,254
152,663	Supreme Industries Ltd.	8,330,736

		27,447,990

	Construction Machinery & Heavy Transportation Equipment 1.0%
603,991	Action Construction Equipment Ltd.	6,011,136

	Consumer Finance 11.9%
550,043	Bajaj Finance Ltd.	48,398,996
1,545,470	Cholamandalam Investment & Finance Co. Ltd.	23,375,894

		71,774,890

	Diversified Banks 10.3%
2,146,837	HDFC Bank Ltd.	43,958,676
797,718	Kotak Mahindra Bank Ltd.	18,277,746

		62,236,422

	Diversified Chemicals 0.8%
153,633	Pidilite Industries Ltd.	5,009,984

	Food Retail 3.5%
430,659	Avenue Supermarts Ltd.*	21,121,600

	Footwear 0.2%
351,318	Campus Activewear Ltd.*	1,181,227

	Health Care Facilities 2.4%
1,737,429	Max Healthcare Institute Ltd.	14,328,289

	Health Care Services 9.3%
849,097	Dr Lal PathLabs Ltd.	26,290,937
3,670,860	Vijaya Diagnostic Centre Pvt. Ltd.	29,807,575

		56,098,512

	Heavy Electrical Equipment 0.5%
267,070	Elecon Engineering Co. Ltd.	2,973,208

	Industrial Machinery & Supplies & Components 7.4%
6,808,323	Elgi Equipments Ltd.	44,530,612

	Interactive Media & Services 2.6%
253,535	Info Edge India Ltd.	15,648,691

	IT Consulting & Other Services 9.9%
313,780	LTIMindtree Ltd.	23,710,562
404,288	Persistent Systems Ltd.	35,860,371

		59,570,933

	Life Sciences Tools & Services 6.2%
803,380	Divi’s Laboratories Ltd.	37,666,876

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Metal, Glass & Plastic Containers 0.5%
260,332	Mold-Tek Packaging Ltd.	$2,868,933

	Property & Casualty Insurance 0.9%
311,655	ICICI Lombard General Insurance Co. Ltd.	5,315,682

	Regional Banks 7.0%
4,510,234	AU Small Finance Bank Ltd.	42,639,558

	Research & Consulting Services 3.4%
330,149	L&T Technology Services Ltd.	20,823,689

	Specialty Chemicals 3.4%
464,623	Asian Paints Ltd.	18,987,534
24,052	Fine Organic Industries Ltd.	1,437,868

		20,425,402

	Systems Software 1.1%
65,345	Tata Elxsi Ltd.	6,869,952

	Total Common Stocks (cost $347,620,591)	601,895,120

	Total Investments (cost $347,620,591) 99.6%§	601,895,120
	Other Assets less Liabilities 0.4%	2,277,650

	NET ASSETS 100.0%	$604,172,770

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 89.15%. See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Emerging India Fund’s investments were in the following countries:

COUNTRY	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.7%

	Airport Services 2.2%
587,440	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$10,254,687

	Apparel Retail 1.9%
243,336	Trent Ltd.	8,928,565

	Apparel, Accessories & Luxury Goods 1.0%
10,058	Page Industries Ltd.	4,652,711

	Broadline Retail 9.6%
24,956	MercadoLibre, Inc.*	39,219,352
345,937	momo.com, Inc.	5,727,722

		44,947,074

	Consumer Finance 7.7%
354,376	Bajaj Finance Ltd.	31,182,003
340,137	Cholamandalam Investment & Finance Co. Ltd.	5,144,718

		36,326,721

	Diversified Banks 12.0%
1,283,581	HDFC Bank Ltd.	26,282,630
3,606,286	NU Holdings Ltd., Class A*	30,040,362

		56,322,992

	Diversified Chemicals 0.8%
107,784	Pidilite Industries Ltd.	3,514,844

	Drug Retail 4.2%
3,228,863	Raia Drogasil SA	19,546,245

	Electrical Components & Equipment 9.3%
422,765	Voltronic Power Technology Corp.	23,511,153
2,674,902	WEG SA	20,320,510

		43,831,663

	Health Care Facilities 1.4%
817,585	Max Healthcare Institute Ltd.	6,742,488

	Health Care Services 2.0%
308,349	Dr Lal PathLabs Ltd.	9,547,536

	Industrial Machinery & Supplies & Components 2.7%
342,691	Airtac International Group	11,260,186
120,222	Techtronic Industries Co. Ltd.	1,432,455

		12,692,641

	Interactive Home Entertainment 2.0%
234,110	Sea Ltd., ADR*	9,481,455

	Interactive Media & Services 1.5%
192,300	Tencent Holdings Ltd.	7,260,258

	IT Consulting & Other Services 6.9%
135,564	Globant SA*	32,261,521

	Life Sciences Tools & Services 4.2%
297,527	Divi’s Laboratories Ltd.	13,949,703
303,438	Hangzhou Tigermed Consulting Co. Ltd., Class A	2,349,770
959,313	Wuxi Biologics Cayman, Inc.*	3,628,365

		19,927,838

	Property & Casualty Insurance 1.2%
547,144	Qualitas Controladora SAB de CV	5,528,471

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 3.2%
1,612,909	AU Small Finance Bank Ltd.	$15,248,372

	Restaurants 1.0%
434,000	Meituan, Class B*	4,556,469

	Semiconductor Materials & Equipment 5.4%
95,844	Lasertec Corp.	25,161,584

	Semiconductors 10.6%
135,883	ASPEED Technology, Inc.	13,765,078
81,845	LEENO Industrial, Inc.*	12,809,154
1,221,836	Silergy Corp.	19,831,501
1,099,042	Sino Wealth Electronic Ltd., Class A	3,532,673

		49,938,406

	Specialized Finance 2.6%
1,959,008	Chailease Holding Co. Ltd.	12,309,902

	Specialty Chemicals 2.2%
258,244	Asian Paints Ltd.	10,553,538

	Systems Software 0.6%
25,338	Tata Elxsi Ltd.	2,663,874

	Transaction & Payment Processing Services 1.5%
390,500	Dlocal Ltd.*	6,907,945

	Total Common Stocks (cost $451,067,939)	459,107,800

	Total Investments (cost $451,067,939) 97.7%§	459,107,800
	Other Assets less Liabilities 2.3%	10,707,396

	NET ASSETS 100.0%	$469,815,196

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 67.83%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Emerging Markets Select Fund’s investments were in the following countries:

COUNTRY	%
Brazil	15.2
China	4.6
Hong Kong	0.3
India	30.2
Japan	5.5
Mexico	3.4
Singapore	2.1
South Korea	2.8
Taiwan	18.8
United States	15.6
Uruguay	1.5

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.0%

	Airport Services 2.4%
818,325	Grupo Aeroportuario del Centro Norte SAB de CV	$8,662,747

	Apparel Retail 4.9%
489,492	Trent Ltd.	17,960,602

	Application Software 1.1%
138,832	Text SA	4,085,837

	Asset Management & Custody Banks 0.3%
5,580,277	VEF AB*	1,016,904

	Broadline Retail 1.6%
345,960	momo.com, Inc.	5,728,103

	Commercial & Residential Mortgage Finance 2.0%
391,986	Aavas Financiers Ltd.*	7,211,286

	Commodity Chemicals 1.4%
681,024	Berger Paints India Ltd.	4,948,475

	Communications Equipment 2.5%
535,000	Accton Technology Corp.	9,093,277

	Construction Machinery & Heavy Transportation Equipment 1.2%
438,262	Action Construction Equipment Ltd.	4,361,742

	Consumer Finance 1.2%
6,684,988	Ngern Tid Lor PCL	4,406,716

	Diversified Support Services 1.3%
7,016,200	Frontken Corp. Bhd.	4,941,523

	Drug Retail 4.3%
254,510	Clicks Group Ltd.	4,531,718
1,864,668	Raia Drogasil SA	11,287,955

		15,819,673

	Electrical Components & Equipment 6.0%
395,863	Voltronic Power Technology Corp.	22,015,057

	Electronic Components 1.2%
461,000	Sinbon Electronics Co. Ltd.	4,486,930

	Electronic Equipment & Instruments 1.4%
761,616	Chroma ATE, Inc.	5,273,057

	Electronic Manufacturing Services 2.1%
41,241	Fabrinet*	7,849,400

	Health Care Facilities 0.7%
13,532,100	Mitra Keluarga Karyasehat Tbk. PT	2,504,805

	Health Care Services 3.2%
316,551	Dr Lal PathLabs Ltd.	9,801,498
233,014	Vijaya Diagnostic Centre Pvt. Ltd.	1,892,086

		11,693,584

	Heavy Electrical Equipment 1.2%
382,152	Elecon Engineering Co. Ltd.	4,254,380

	Home Improvement Retail 1.4%
13,221,397	Wilcon Depot, Inc.	4,990,107

	Hotels, Resorts & Cruise Lines 0.9%
957,670	H World Group Ltd.	3,202,102

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 0.5%
4,067	Benefit Systems SA	$2,015,541

	Industrial Machinery & Supplies & Components 4.2%
167,500	Airtac International Group	5,503,737
1,507,520	Elgi Equipments Ltd.	9,860,106

		15,363,843

	Interactive Media & Services 3.8%
3,416,426	Baltic Classifieds Group PLC	10,298,979
57,878	Info Edge India Ltd.	3,572,346

		13,871,325

	IT Consulting & Other Services 12.7%
921,900	FPT Corp.	3,648,657
95,972	Globant SA*	22,839,417
225,765	Persistent Systems Ltd.	20,025,369

		46,513,443

	Life & Health Insurance 1.2%
580,774	Discovery Ltd.	4,561,739

	Metal, Glass & Plastic Containers 0.5%
164,244	Mold-Tek Packaging Ltd.	1,810,016

	Multi-Line Insurance 0.4%
40,679	Co. for Cooperative Insurance	1,414,544

	Oil & Gas Refining & Marketing 1.3%
104,523	Aldrees Petroleum & Transport Services Co.	4,920,859

	Packaged Foods & Meats 0.5%
6,927,600	Cisarua Mountain Dairy Tbk. PT	1,804,227

	Personal Care Products 1.3%
331,107	Proya Cosmetics Co. Ltd., Class A	4,640,800

	Property & Casualty Insurance 4.5%
1,612,284	Qualitas Controladora SAB de CV	16,290,895

	Regional Banks 8.7%
2,572,278	AU Small Finance Bank Ltd.	24,318,206
791,362	Regional SAB de CV	7,562,235

		31,880,441

	Research & Consulting Services 4.1%
21,696,900	CTOS Digital Bhd.	6,653,190
131,558	L&T Technology Services Ltd.	8,297,838

		14,951,028

	Semiconductor Materials & Equipment 1.7%
399,000	Materials Analysis Technology, Inc.	3,015,548
36,415	Tokai Carbon Korea Co. Ltd.	3,134,957

		6,150,505

	Semiconductors 10.9%
87,651	ASPEED Technology, Inc.	8,879,130
97,161	LEENO Industrial, Inc.*	15,206,185
976,201	Silergy Corp.	15,844,623

		39,929,938

	Specialized Finance 1.3%
770,100	Chailease Holding Co. Ltd.	4,839,110

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Transaction & Payment Processing Services 1.1%
227,674	Dlocal Ltd.*	$4,027,553

	Total Common Stocks (cost $219,000,404)	369,492,114

	Total Investments (cost $219,000,404) 101.0%§	369,492,114
	Liabilities less Other Assets (1.0%)	(3,634,772)

	NET ASSETS 100.0%	$365,857,342

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 69.37%. See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

COUNTRY	%
Brazil	3.1
China	2.1
India	32.0
Indonesia	1.2
Malaysia	3.1
Mexico	8.8
Philippines	1.3
Poland	1.6
Saudi Arabia	1.7
South Africa	2.5
South Korea	5.0
Sweden	0.3
Taiwan	22.9
Thailand	1.2
United Kingdom	2.8
United States	8.3
Uruguay	1.1
Vietnam	1.0

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.2%

	Airport Services 1.9%
20,759	Grupo Aeroportuario del Centro Norte SAB de CV	$219,754
27,300	Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,564

		696,318

	Application Software 0.8%
9,910	Text SA	291,652

	Asset Management & Custody Banks 3.5%
1,070,600	DCVFMVN Diamond ETF	1,165,848
559,567	VEF AB*	101,971

		1,267,819

	Broadline Retail 9.0%
2,097	MercadoLibre, Inc.*	3,295,519

	Consumer Finance 12.9%
34,176	Bajaj Finance Ltd.	3,007,190
80,474	Cholamandalam Investment & Finance Co. Ltd.	1,217,204
756,978	Ngern Tid Lor PCL	498,997

		4,723,391

	Distillers & Vintners 1.4%
165,310	Ginebra San Miguel, Inc.	503,617

	Diversified Banks 16.3%
1,090,600	Bank Central Asia Tbk PT	666,029
593,089	Bank for Foreign Trade of Vietnam JSC*	1,962,247
2,789	Credicorp Ltd.	418,155
293,766	NU Holdings Ltd., Class A*	2,447,071
12,350	TBC Bank Group PLC	445,496

		5,938,998

	Diversified Support Services 1.1%
566,600	Frontken Corp. Bhd.	399,057

	Drug Retail 5.0%
12,500	Corporativo Fragua SAB de CV	368,059
243,048	Raia Drogasil SA	1,471,315

		1,839,374

	Electrical Components & Equipment 2.3%
110,900	WEG SA	842,477

	Electronic Manufacturing Services 2.2%
4,144	Fabrinet*	788,728

	Food Retail 0.7%
2,142	Dino Polska SA*	250,797

	Health Care Facilities 0.5%
2,228	Dr Sulaiman Al Habib Medical Services Group Co.	168,626

	Home Improvement Retail 1.7%
1,692,800	Wilcon Depot, Inc.	638,908

	Human Resource & Employment Services 1.1%
806	Benefit Systems SA	399,441

	Interactive Home Entertainment 1.1%
9,813	Sea Ltd., ADR*	397,427

	Interactive Media & Services 3.8%
455,512	Baltic Classifieds Group PLC	1,373,163

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 15.1%
995,366	FPT Corp.	$3,939,418
6,691	Globant SA*	1,592,324

		5,531,742

	Life & Health Insurance 2.1%
3,274	Bupa Arabia for Cooperative Insurance Co.	186,138
74,357	Discovery Ltd.	584,043

		770,181

	Multi-Line Insurance 1.3%
13,767	Co. for Cooperative Insurance	478,724

	Oil & Gas Refining & Marketing 2.5%
19,533	Aldrees Petroleum & Transport Services Co.	919,598

	Property & Casualty Insurance 7.2%
261,022	Qualitas Controladora SAB de CV	2,637,427

	Regional Banks 2.6%
98,900	Regional SAB de CV	945,086

	Research & Consulting Services 1.8%
2,133,100	CTOS Digital Bhd.	654,099

	Semiconductors 2.3%
52,000	Silergy Corp.	844,007

	Total Common Stocks (cost $28,522,619)	36,596,176

	Total Investments (cost $28,522,619) 100.2%§	36,596,176
	Liabilities less Other Assets (0.2%)	(85,105)

	NET ASSETS 100.0%	$36,511,071

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 47.95%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

COUNTRY	%
Brazil	13.0
India	11.5
Indonesia	1.8
Malaysia	2.9
Mexico	12.7
Peru	1.1
Philippines	3.1
Poland	2.6
Saudi Arabia	4.8
Singapore	1.1
South Africa	1.6
Sweden	0.3
Taiwan	2.3
Thailand	1.4

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
United Kingdom	5.0
United States	15.5
Vietnam	19.3

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Apparel Retail 1.0%
26,647	Boot Barn Holdings, Inc.*	$2,045,424

	Application Software 7.1%
33,704	Five9, Inc.*	2,652,168
44,706	Guidewire Software, Inc.*	4,874,742
79,093	Q2 Holdings, Inc.*	3,433,427
120,600	Rakus Co. Ltd.	2,225,691
189,498	Technology One Ltd.	1,983,510

		15,169,538

	Asset Management & Custody Banks 2.5%
36,307	Hamilton Lane, Inc., Class A	4,118,666
116,507	Netwealth Group Ltd.	1,223,541

		5,342,207

	Automotive Parts & Equipment 0.9%
34,462	XPEL, Inc.*	1,855,779

	Automotive Retail 1.3%
75,916	Valvoline, Inc.*	2,852,923

	Biotechnology 0.4%
127,976	C4 Therapeutics, Inc.*	723,064
125,288	Sangamo Therapeutics, Inc.*	68,069

		791,133

	Broadline Retail 1.8%
50,316	Ollie’s Bargain Outlet Holdings, Inc.*	3,818,481

	Building Products 2.9%
74,520	Trex Co., Inc.*	6,169,511

	Cargo Ground Transportation 2.6%
12,543	Saia, Inc.*	5,496,593

	Commercial & Residential Mortgage Finance 0.7%
82,402	Aavas Financiers Ltd.*	1,515,933

	Diversified Real Estate Activities 0.3%
60,746	Patrizia SE	548,249

	Drug Retail 1.3%
59,200	Sugi Holdings Co. Ltd.	2,717,664

	Electrical Components & Equipment 2.9%
111,896	Voltronic Power Technology Corp.	6,222,852

	Financial Exchanges & Data 0.9%
230,486	Open Lending Corp., Class A*	1,961,436

	Health Care Equipment 2.4%
10,779	DiaSorin SpA	1,110,923
14,636	Inspire Medical Systems, Inc.*	2,977,402
90,431	Silk Road Medical, Inc.*	1,109,588

		5,197,913

	Health Care Facilities 3.3%
53,336	Ensign Group, Inc.	5,984,833
141,184	Max Healthcare Institute Ltd.	1,164,321

		7,149,154

	Health Care Services 1.2%
86,276	Dr Lal PathLabs Ltd.	2,671,399

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 0.7%
76,553	Neogen Corp.*	$1,539,481

	Health Care Technology 1.2%
85,450	JMDC, Inc.	2,577,079

	Home Furnishing Retail 0.3%
53,417	Arhaus, Inc.*	632,991

	Home Improvement Retail 1.3%
25,268	Floor & Decor Holdings, Inc., Class A*	2,818,898

	Homebuilding 0.9%
14,671	LGI Homes, Inc.*	1,953,590

	Human Resource & Employment Services 3.9%
25,078	Paylocity Holding Corp.*	4,134,108
209,703	SMS Co. Ltd.	4,299,257

		8,433,365

	Industrial Machinery & Supplies & Components 3.8%
32,878	Helios Technologies, Inc.	1,491,017
23,417	RBC Bearings, Inc.*	6,671,269

		8,162,286

	IT Consulting & Other Services 8.9%
48,604	Endava PLC, ADR*	3,783,822
32,509	Globant SA*	7,736,492
23,086	LTIMindtree Ltd.	1,744,477
64,182	Persistent Systems Ltd.	5,692,947

		18,957,738

	Leisure Products 1.2%
50,689	YETI Holdings, Inc.*	2,624,676

	Life Sciences Tools & Services 3.5%
52,935	Divi’s Laboratories Ltd.	2,481,884
16,039	Medpace Holdings, Inc.*	4,916,435

		7,398,319

	Managed Health Care 2.7%
87,582	HealthEquity, Inc.*	5,806,687

	Other Specialty Retail 2.8%
27,816	Five Below, Inc.*	5,929,259

	Packaged Foods & Meats 1.9%
46,740	Freshpet, Inc.*	4,055,162

	Personal Care Products 1.7%
67,153	BellRing Brands, Inc.*	3,722,291

	Pharmaceuticals 1.5%
146,161	Esperion Therapeutics, Inc.*	437,021
39,716	Intra-Cellular Therapies, Inc.*	2,844,460

		3,281,481

	Regional Banks 6.1%
794,435	AU Small Finance Bank Ltd.	7,510,554
109,874	Bank OZK	5,475,022

		12,985,576

	Research & Consulting Services 4.1%
164,970	BayCurrent Consulting, Inc.	5,774,939
45,808	L&T Technology Services Ltd.	2,889,276

		8,664,215

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 1.9%
29,361	Nova Ltd.*	$4,033,908

	Semiconductors 6.3%
27,400	ASPEED Technology, Inc.	2,775,646
28,052	Melexis NV	2,827,300
6,626	Monolithic Power Systems, Inc.	4,179,548
230,000	Silergy Corp.	3,733,108

		13,515,602

	Specialty Chemicals 2.3%
33,807	Balchem Corp.	5,028,791

	Systems Software 3.0%
17,619	CyberArk Software Ltd.*	3,859,442
23,561	Tata Elxsi Ltd.	2,477,052

		6,336,494

	Trading Companies & Distributors 2.6%
70,119	Diploma PLC	3,202,454
214,200	MonotaRO Co. Ltd.	2,330,769

		5,533,223

	Transaction & Payment Processing Services 3.4%
59,100	GMO Payment Gateway, Inc.	4,095,877
42,736	Shift4 Payments, Inc., Class A*	3,176,994

		7,272,871

	Total Common Stocks (cost $147,616,303)	212,790,172

	Total Investments (cost $147,616,303) 99.5%§	212,790,172
	Other Assets less Liabilities 0.5%	966,037

	NET ASSETS 100.0%	$213,756,209

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 34.91%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Global Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	1.5
Belgium	1.3
Germany	0.3
India	13.2
Israel	3.7
Italy	0.5
Japan	11.3
Taiwan	6.0
United Kingdom	3.3
United States	58.9

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Application Software 16.1%
8,872	Dassault Systemes SE	$434,260
6,604	Descartes Systems Group, Inc.*	554,865
3,094	Five9, Inc.*	243,467
668	HubSpot, Inc.*	387,801
1,383	Roper Technologies, Inc.	753,970
3,470	Xero Ltd.*	264,721

		2,639,084

	Broadline Retail 3.5%
365	MercadoLibre, Inc.*	573,612

	Building Products 6.5%
18,048	Assa Abloy AB, Class B	520,128
6,652	Trex Co., Inc.*	550,719

		1,070,847

	Cargo Ground Transportation 3.0%
1,198	Old Dominion Freight Line, Inc.	485,585

	Consumer Finance 3.8%
7,140	Bajaj Finance Ltd.	628,258

	Distributors 3.5%
1,432	Pool Corp.	570,953

	Diversified Banks 3.4%
26,984	HDFC Bank Ltd.	552,525

	Diversified Support Services 4.4%
14,695	Copart, Inc.*	720,055

	Drug Retail 2.9%
10,200	Sugi Holdings Co. Ltd.	468,246

	Electrical Components & Equipment 2.1%
45,100	WEG SA	342,613

	Electronic Components 5.0%
8,256	Amphenol Corp., Class A	818,417

	Financial Exchanges & Data 5.8%
1,578	MarketAxess Holdings, Inc.	462,117
1,724	Morningstar, Inc.	493,478

		955,595

	Health Care Equipment 1.7%
2,644	DiaSorin SpA	272,500

	Health Care Technology 1.4%
7,800	JMDC, Inc.	235,240

	Hotels, Resorts & Cruise Lines 3.2%
7,311	Amadeus IT Group SA	525,087

	Industrial Machinery & Supplies & Components 3.7%
2,104	RBC Bearings, Inc.*	599,409

	Interactive Media & Services 2.5%
5,882	Scout24 SE	415,923

	IT Consulting & Other Services 2.4%
1,661	Globant SA*	395,285

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 3.8%
2,229	ICON PLC*	$630,963

	Managed Health Care 2.7%
6,725	HealthEquity, Inc.*	445,868

	Other Specialty Retail 3.4%
2,586	Five Below, Inc.*	551,232

	Research & Consulting Services 2.0%
9,180	BayCurrent Consulting, Inc.	321,355

	Semiconductor Materials & Equipment 2.3%
1,436	Lasertec Corp.	376,988

	Semiconductors 4.5%
695	Monolithic Power Systems, Inc.	438,392
18,419	Silergy Corp.	298,957

		737,349

	Specialized Finance 1.4%
37,882	Chailease Holding Co. Ltd.	238,041

	Transaction & Payment Processing Services 4.3%
3,088	Block, Inc.*	238,857
6,738	GMO Payment Gateway, Inc.	466,971

		705,828

	Total Common Stocks (cost $13,577,312)	16,276,858

	Total Investments (cost $13,577,312) 99.3%§	16,276,858
	Other Assets less Liabilities 0.7%	112,668

	NET ASSETS 100.0%	$16,389,526

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 38.82%. See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Global Select Fund’s investments were in the following countries:

COUNTRY	%
Australia	1.6
Brazil	2.1
Canada	3.4
France	2.7
Germany	2.6
India	7.2
Ireland	3.9
Italy	1.7
Japan	11.5
Spain	3.2
Sweden	3.2
Taiwan	3.3
United States	53.6

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.8%

	Aerospace & Defense 2.1%
220,000	BAE Systems PLC	$3,114,098

	Broadline Retail 1.5%
230,000	Alibaba Group Holding Ltd.	2,215,483

	Diversified Banks 12.7%
67,000	Citigroup, Inc.	3,446,480
211,000	ING Groep NV, ADR	3,169,220
27,000	JPMorgan Chase & Co.	4,592,700
46,000	Toronto-Dominion Bank	2,972,356
210,000	United Overseas Bank Ltd.	4,532,471

		18,713,227

	Diversified Metals & Mining 2.2%
97,000	BHP Group Ltd.	3,313,967

	Electric Utilities 10.6%
69,000	Duke Energy Corp.	6,695,760
55,500	Eversource Energy	3,425,460
152,000	Exelon Corp.	5,456,800

		15,578,020

	Electronic Manufacturing Services 2.1%
900,000	Hon Hai Precision Industry Co. Ltd.	3,062,012

	Food Retail 5.0%
147,000	Koninklijke Ahold Delhaize NV	4,229,403
81,000	Seven & i Holdings Co. Ltd.	3,203,513

		7,432,916

	Industrial REITs 2.1%
1,600,000	Mapletree Industrial Trust	3,039,814

	Integrated Oil & Gas 7.5%
120,000	Suncor Energy, Inc.	3,844,383
105,000	TotalEnergies SE	7,139,893

		10,984,276

	Integrated Telecommunication Services 7.3%
220,000	AT&T, Inc.	3,691,600
12,700,000	Telkom Indonesia Persero Tbk. PT	3,258,135
100,000	Verizon Communications, Inc.	3,770,000

		10,719,735

	Multi-Line Insurance 2.4%
107,000	AXA SA	3,494,240

	Oil & Gas Drilling 2.0%
61,000	Noble Corp. PLC	2,937,760

	Other Specialized REIT’s 1.0%
49,000	VICI Properties, Inc.	1,562,120

	Packaged Foods & Meats 2.8%
111,000	Kraft Heinz Co.	4,104,780

	Personal Care Products 2.6%
180,000	Kenvue, Inc.	3,875,400

	Pharmaceuticals 15.3%
86,000	Bristol-Myers Squibb Co.	4,412,660
44,655	Johnson & Johnson	6,999,225
63,000	Novartis AG	6,363,660
165,000	Pfizer, Inc.	4,750,350

		22,525,895

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 2.8%
74,000	Axis Capital Holdings Ltd.	$4,097,380

	Rail Transportation 3.8%
23,000	Union Pacific Corp.	5,649,260

	Reinsurance 3.4%
12,000	Muenchener Rueckversicherungs-Gesellschaft AG	4,977,762

	Retail REITs 2.5%
172,000	Kimco Realty Corp.	3,665,320

	Technology Hardware, Storage & Peripherals 1.9%
46,000	Samsung Electronics Co. Ltd.	2,792,052

	Tobacco 4.2%
91,000	KT&G Corp.	6,130,498

	Total Common Stocks (cost $124,655,701)	143,986,015

	Total Investments (cost $124,655,701) 97.8%§	143,986,015
	Other Assets less Liabilities 2.2%	3,184,986

	NET ASSETS 100.0%	$147,171,001

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 39.24%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Global Value Fund’s investments were in the following countries:

COUNTRY	%
Australia	2.3
Canada	4.7
China	1.5
France	7.4
Germany	3.5
Indonesia	2.3
Japan	2.2
Netherlands	5.1
Singapore	5.3
South Korea	6.2
Switzerland	4.4
Taiwan	2.1
United Kingdom	2.2
United States	50.8

TOTAL	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Apparel, Accessories & Luxury Goods 3.4%
13,400	Shenzhou International Group Holdings Ltd.	$137,469

	Construction Materials 0.8%
11,800	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	31,945

	Distillers & Vintners 8.3%
1,000	Kweichow Moutai Co. Ltd., Class A	243,422
4,500	Wuliangye Yibin Co. Ltd., Class A	89,079

		332,501

	Diversified Banks 1.0%
11,500	China Merchants Bank Co. Ltd., Class H	40,003

	Drug Retail 4.4%
31,598	Yifeng Pharmacy Chain Co. Ltd., Class A	178,422

	Electrical Components & Equipment 2.9%
5,040	Contemporary Amperex Technology Co. Ltd., Class A	116,024

	Electronic Components 5.1%
33,300	Shenzhen H&T Intelligent Control Co. Ltd., Class A	67,107
14,000	Sinbon Electronics Co. Ltd.	136,263

		203,370

	Electronic Equipment & Instruments 0.9%
1,000	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	35,688

	Health Care Equipment 4.2%
4,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	168,120

	Hotels, Resorts & Cruise Lines 5.1%
60,800	H World Group Ltd.	203,293

	Industrial Machinery & Supplies & Components 17.8%
7,100	Airtac International Group	233,293
18,000	Shenzhen Envicool Technology Co. Ltd., Class A	69,714
24,163	Shenzhen Inovance Technology Co. Ltd., Class A	215,226
16,778	Techtronic Industries Co. Ltd.	199,911

		718,144

	Interactive Media & Services 5.8%
6,200	Tencent Holdings Ltd.	234,080

	Life & Health Insurance 5.4%
14,100	AIA Group Ltd.	122,711
21,000	Ping An Insurance Group Co. of China Ltd., Class H	95,073

		217,784

	Life Sciences Tools & Services 5.5%
13,800	Hangzhou Tigermed Consulting Co. Ltd., Class A	106,865
30,687	Wuxi Biologics Cayman, Inc.*	116,066

		222,931

	Other Specialty Retail 1.1%
3,900	China Tourism Group Duty Free Corp. Ltd., Class A	46,036

	Packaged Foods & Meats 1.1%
8,187	Foshan Haitian Flavouring & Food Co. Ltd., Class A	43,823

	Personal Care Products 3.5%
10,037	Proya Cosmetics Co. Ltd., Class A	140,679

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 1.3%
18,500	Bank of Ningbo Co. Ltd., Class A	$52,501

	Restaurants 2.7%
10,300	Meituan, Class B*	108,137

	Semiconductors 11.5%
1,814	3peak, Inc., Class A	37,434
18,700	Silergy Corp.	303,518
38,256	Sino Wealth Electronic Ltd., Class A	122,967

		463,919

	Specialized Finance 3.4%
22,078	Chailease Holding Co. Ltd.	138,732

	Systems Software 3.1%
34,700	Hangzhou Dptech Technologies Co. Ltd., Class A	72,257
5,000	Sangfor Technologies, Inc., Class A*	50,952

		123,209

	Total Common Stocks (cost $6,223,768)	3,956,810

	Total Investments (cost $6,223,768) 98.3%§	3,956,810
	Other Assets less Liabilities 1.7%	67,717

	NET ASSETS 100.0%	$4,024,527

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 97.43%. See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Greater China Fund’s investments were in the following countries:

COUNTRY	%
China	71.3
Hong Kong	8.2
Taiwan	20.5

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.7%

	Aerospace & Defense 1.8%
354,018	CAE, Inc.*	$7,641,157

	Airport Services 0.6%
241,360	Grupo Aeroportuario del Centro Norte SAB de CV	2,555,025

	Application Software 7.7%
170,481	Descartes Systems Group, Inc.*	14,323,723
41,896	Kinaxis, Inc.*	4,701,977
460,600	Rakus Co. Ltd.	8,500,440
569,491	Technology One Ltd.	5,960,967

		33,487,107

	Asset Management & Custody Banks 1.7%
722,066	Netwealth Group Ltd.	7,583,040

	Brewers 1.0%
67,169	Royal Unibrew AS	4,487,291

	Broadline Retail 2.2%
291,956	B&M European Value Retail SA	2,081,777
452,900	Ryohin Keikaku Co. Ltd.	7,564,615

		9,646,392

	Building Products 1.7%
465,402	Munters Group AB	7,589,104

	Commercial & Residential Mortgage Finance 2.0%
1,475,454	OSB Group PLC	8,712,744

	Commodity Chemicals 0.7%
411,699	Berger Paints India Ltd.	2,991,498

	Construction & Engineering 1.3%
1,370,852	Johns Lyng Group Ltd.	5,717,680

	Diversified Real Estate Activities 1.2%
579,648	Patrizia SE	5,231,479

	Diversified Support Services 2.5%
663,510	Japan Elevator Service Holdings Co. Ltd.	10,974,064

	Drug Retail 3.6%
878,632	Raia Drogasil SA	5,318,887
223,900	Sugi Holdings Co. Ltd.	10,278,463

		15,597,350

	Electrical Components & Equipment 3.0%
237,969	Voltronic Power Technology Corp.	13,234,127

	Electronic Equipment & Instruments 2.0%
294,202	Halma PLC	8,554,185

	Health Care Equipment 1.5%
64,141	DiaSorin SpA	6,610,606

	Health Care Facilities 1.0%
508,061	Max Healthcare Institute Ltd.	4,189,895

	Health Care Services 1.6%
221,119	Dr Lal PathLabs Ltd.	6,846,598

	Health Care Supplies 0.9%
245,828	Menicon Co. Ltd.	4,084,648

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 3.4%
309,127	JMDC, Inc.	$9,322,934
86,961	Pro Medicus Ltd.	5,674,546

		14,997,480

	Human Resource & Employment Services 5.3%
659,360	SMS Co. Ltd.	13,517,964
205,922	TechnoPro Holdings, Inc.	5,405,725
65,800	Visional, Inc.*	4,180,203

		23,103,892

	Industrial Machinery & Supplies & Components 3.9%
148,000	Airtac International Group	4,863,003
810,239	Elgi Equipments Ltd.	5,299,460
96,999	Stabilus SE	6,605,609

		16,768,072

	Interactive Media & Services 3.1%
115,200	Kakaku.com, Inc.	1,423,348
428,679	Rightmove PLC	3,151,214
128,565	Scout24 SE	9,090,989

		13,665,551

	Investment Banking & Brokerage 1.0%
1,082,268	AJ Bell PLC	4,317,876

	IT Consulting & Other Services 9.5%
153,017	Endava PLC, ADR*	11,912,373
33,746	Globant SA*	8,030,873
38,468	Persistent Systems Ltd.	3,412,114
91,969	Reply SpA	12,155,451
324,114	Softcat PLC	5,618,595

		41,129,406

	Life Sciences Tools & Services 0.7%
28,300	Gerresheimer AG	2,944,208

	Movies & Entertainment 1.5%
95,846	CTS Eventim AG & Co. KGaA	6,629,213

	Pharmaceuticals 0.7%
380,271	JCR Pharmaceuticals Co. Ltd.	3,152,347

	Property & Casualty Insurance 4.0%
201,634	Definity Financial Corp.	5,712,494
1,177,005	Qualitas Controladora SAB de CV	11,892,734

		17,605,228

	Regional Banks 5.5%
1,131,227	AU Small Finance Bank Ltd.	10,694,572
197,925	EQB, Inc.	13,029,695

		23,724,267

	Research & Consulting Services 2.6%
317,500	BayCurrent Consulting, Inc.	11,114,403

	Semiconductor Materials & Equipment 0.4%
19,647	Tokai Carbon Korea Co. Ltd.	1,691,405

	Semiconductors 6.3%
25,500	ASPEED Technology, Inc.	2,583,174
53,990	LEENO Industrial, Inc.*	8,449,707
86,467	Melexis NV	8,714,822
458,768	Silergy Corp.	7,446,218

		27,193,921

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Soft Drinks & Non-Alcoholic Beverages 0.4%
118,025	Fevertree Drinks PLC	$1,578,122

	Specialty Chemicals 1.0%
361,472	Hexpol AB	4,379,479

	Systems Software 2.9%
57,643	CyberArk Software Ltd.*	12,626,699

	Trading Companies & Distributors 6.7%
333,080	Diploma PLC	15,212,333
590,393	Howden Joinery Group PLC	6,112,201
13,106	IMCD NV	2,282,588
508,148	MonotaRO Co. Ltd.	5,529,297

		29,136,419

	Transaction & Payment Processing Services 2.8%
172,500	GMO Payment Gateway, Inc.	11,954,970

	Total Common Stocks (cost $300,317,274)	433,446,948

	Total Investments (cost $300,317,274) 99.7%§	433,446,948
	Other Assets less Liabilities 0.3%	1,360,138

	NET ASSETS 100.0%	$434,807,086

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 74.13%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch International Growth Fund’s investments were in the following countries:

COUNTRY	%
Australia	5.8
Belgium	2.0
Brazil	1.2
Canada	10.5
Denmark	1.0
Germany	7.0
India	7.7
Israel	2.9
Italy	4.3
Japan	24.7
Mexico	3.3
Netherlands	0.5
South Korea	2.4
Sweden	2.8
Taiwan	6.5
United Kingdom	15.5
United States	1.9

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.6%

	Advertising 2.8%
576,324	YouGov PLC	$8,668,415

	Air Freight & Logistics 1.0%
295,819	AZ-COM MARUWA Holdings, Inc.	3,200,013

	Alternative Carriers 1.3%
360,307	Chief Telecom, Inc.	3,837,654

	Application Software 15.0%
31,304	Atoss Software AG	7,220,272
1,294,978	Bytes Technology Group PLC	10,084,686
16,414	Esker SA	2,898,008
658,304	Fortnox AB	3,938,324
251,400	m-up Holdings, Inc.	1,915,211
71,120	Mensch und Maschine Software SE	4,318,211
268,532	Rakus Co. Ltd.	4,955,797
140,567	Text SA	4,136,898
111,931	Vitec Software Group AB, Class B	6,508,908

		45,976,315

	Asset Management & Custody Banks 3.4%
926,131	JTC PLC	9,622,414
4,632,920	VEF AB*	844,266

		10,466,680

	Brewers 0.6%
28,296	Royal Unibrew AS	1,890,342

	Commercial & Residential Mortgage Finance 4.5%
251,970	Aavas Financiers Ltd.*	4,635,440
887,870	Mortgage Advice Bureau Holdings Ltd.	9,280,134

		13,915,574

	Commodity Chemicals 2.5%
524,042	Berger Paints India Ltd.	3,807,808
68,607	Supreme Industries Ltd.	3,743,846

		7,551,654

	Construction & Engineering 2.8%
2,070,675	Johns Lyng Group Ltd.	8,636,569

	Consumer Finance 2.7%
132,357	Gruppo MutuiOnline SpA	4,670,338
276,550	Premium Group Co. Ltd.	3,562,693

		8,233,031

	Data Processing & Outsourced Services 0.8%
678,500	Infomart Corp.	2,379,214

	Diversified Support Services 6.0%
638,400	Japan Elevator Service Holdings Co. Ltd.	10,558,759
2,695,562	Johnson Service Group PLC	4,865,232
674,837	Prestige International, Inc.	2,865,206

		18,289,197

	Electrical Components & Equipment 2.9%
407,524	DiscoverIE Group PLC	4,100,786
87,631	Voltronic Power Technology Corp.	4,873,407

		8,974,193

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 0.5%
87,391	Nayax Ltd.*	$1,662,888

	Food Retail 1.8%
46,785	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,606,604
2,429,800	Sheng Siong Group Ltd.	2,944,627

		5,551,231

	Health Care Services 4.3%
137,489	Dr Lal PathLabs Ltd.	4,257,128
1,096,545	Vijaya Diagnostic Centre Pvt. Ltd.	8,904,003

		13,161,131

	Health Care Technology 5.4%
119,506	Nexus AG	7,664,565
135,493	Pro Medicus Ltd.	8,841,450

		16,506,015

	Heavy Electrical Equipment 0.6%
168,769	Elecon Engineering Co. Ltd.	1,878,853

	Human Resource & Employment Services 3.5%
7,424	Benefit Systems SA	3,679,217
348,162	SMS Co. Ltd.	7,137,894

		10,817,111

	Industrial Machinery & Supplies & Components 1.4%
649,661	Elgi Equipments Ltd.	4,249,182

	Interactive Media & Services 5.1%
2,397,807	Baltic Classifieds Group PLC	7,228,303
351,424	Hemnet Group AB	8,432,985

		15,661,288

	Investment Banking & Brokerage 2.7%
447,492	AJ Bell PLC	1,785,339
189,700	Strike Co. Ltd.	6,462,959

		8,248,298

	IT Consulting & Other Services 3.9%
12,962	Adesso SE	1,536,407
444,502	Avant Group Corp.	4,472,208
68,160	Digital Value SpA	4,652,402
12,464	Nagarro SE*	1,200,997

		11,862,014

	Metal, Glass & Plastic Containers 0.8%
218,979	Mold-Tek Packaging Ltd.	2,413,211

	Personal Care Products 1.3%
431,912	Sarantis SA	3,995,662

	Pharmaceuticals 0.6%
237,983	JCR Pharmaceuticals Co. Ltd.	1,972,817

	Property & Casualty Insurance 2.8%
855,098	Qualitas Controladora SAB de CV	8,640,110

	Real Estate Services 0.7%
44,244	AZOOM Co. Ltd.	2,253,557

	Regional Banks 2.4%
109,911	EQB, Inc.	7,235,604

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 7.0%
10,848,418	CTOS Digital Bhd.	$3,326,585
82,015	Funai Soken Holdings, Inc.	1,487,954
177,037	Management Solutions Co. Ltd.	4,307,351
216,916	NICE Information Service Co. Ltd.	1,593,442
787,500	SIGMAXYZ Holdings, Inc.	8,073,672
174,000	Sporton International, Inc.	1,365,292
177,232	Talenom OYJ	1,213,063

		21,367,359

	Restaurants 0.0%
630,045	Patisserie Holdings PLC* *** §§	8,031

	Semiconductor Materials & Equipment 2.3%
549,059	Materials Analysis Technology, Inc.	4,149,658
35,010	Tokai Carbon Korea Co. Ltd.	3,014,001

		7,163,659

	Semiconductors 3.5%
44,772	Elmos Semiconductor SE	3,660,527
45,212	LEENO Industrial, Inc.*	7,075,906

		10,736,433

	Trading Companies & Distributors 1.7%
535,540	Ashtead Technology Holdings PLC	4,191,325
268,940	IPD Group Ltd.	883,888

		5,075,213

	Total Common Stocks (cost $214,835,595)	302,478,518

	Total Investments (cost $214,835,595) 98.6%§	302,478,518
	Other Assets less Liabilities 1.4%	4,217,669

	NET ASSETS 100.0%	$306,696,187

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 71.63%.

§§The aggregate value of illiquid holdings at December 31, 2023 amounted to approximately $8,031 and represented 0.00% of net assets.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch International Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	6.1
Canada	2.4
Denmark	0.6
Finland	0.4
France	0.9
Germany	8.5
Greece	1.3
India	11.2
Israel	1.4
Italy	3.1
Japan	21.7
Malaysia	1.1

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
Mexico	2.8
Poland	2.6
Singapore	1.0
South Korea	3.9
Sweden	6.5
Taiwan	4.7
United Kingdom	19.8

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Aerospace & Defense 3.0%
6,138	CAE, Inc.*	$132,483

	Apparel, Accessories & Luxury Goods 4.5%
94	Hermes International SCA	199,798

	Application Software 13.0%
4,502	Dassault Systemes SE	220,361
2,526	Descartes Systems Group, Inc.*	212,233
1,950	Xero Ltd.*	148,763

		581,357

	Asset Management & Custody Banks 4.1%
125	Partners Group Holding AG	180,744

	Broadline Retail 3.9%
2,381	Dollarama, Inc.	171,587

	Building Products 8.8%
7,810	Assa Abloy AB, Class B	225,078
1,952	Kingspan Group PLC	168,702

		393,780

	Drug Retail 4.4%
4,300	Sugi Holdings Co. Ltd.	197,398

	Electronic Equipment & Instruments 4.2%
6,387	Halma PLC	185,708

	Health Care Equipment 2.5%
1,088	DiaSorin SpA	112,133

	Health Care Technology 2.6%
3,901	JMDC, Inc.	117,650

	Hotels, Resorts & Cruise Lines 4.3%
2,693	Amadeus IT Group SA	193,415

	Industrial Machinery & Supplies & Components 3.2%
182	Rational AG	140,441

	Interactive Media & Services 9.3%
1,555	REA Group Ltd.	191,746
3,180	Scout24 SE	224,862

		416,608

	IT Consulting & Other Services 8.3%
2,351	Endava PLC, ADR*	183,025
1,100	Obic Co. Ltd.	189,261

		372,286

	Life Sciences Tools & Services 4.0%
637	ICON PLC*	180,316

	Real Estate Services 4.8%
1,328	FirstService Corp.	215,128

	Research & Consulting Services 3.8%
4,800	BayCurrent Consulting, Inc.	168,029

	Trading Companies & Distributors 2.2%
8,900	MonotaRO Co. Ltd.	96,843

	Transaction & Payment Processing Services 6.7%
93	Adyen NV*	120,057

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
2,600	GMO Payment Gateway, Inc.	$180,191

		300,248

	Total Common Stocks (cost $3,766,807)	4,355,952

	Total Investments (cost $3,766,807) 97.6%§	4,355,952
	Other Assets less Liabilities 2.4%	105,149

	NET ASSETS 100.0%	$4,461,101

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 73.10%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch International Select Fund’s investments were in the following countries:

COUNTRY	%
Australia	7.8
Canada	16.8
France	9.6
Germany	8.4
Ireland	8.0
Italy	2.6
Japan	21.8
Netherlands	2.8
Spain	4.4
Sweden	5.2
Switzerland	4.1
United Kingdom	8.5

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 109.3%

	Apparel Retail 0.7%
11,158	Shoe Carnival, Inc.	$337,083

	Application Software 12.7%
10,311	Five9, Inc.* ††	811,373
8,428	Guidewire Software, Inc.* ††	918,989
1,825	HubSpot, Inc.* ††	1,059,486
2,444	Roper Technologies, Inc.††	1,332,395
13,803	Sprout Social, Inc., Class A*	848,056
3,082	Workday, Inc., Class A* ††	850,817

		5,821,116

	Asset Management & Custody Banks 2.5%
10,152	Hamilton Lane, Inc., Class A††	1,151,643

	Automotive Parts & Equipment 1.4%
11,509	XPEL, Inc.* ††	619,760

	Automotive Retail 2.9%
20,343	Monro, Inc.	596,864
19,230	Valvoline, Inc.*	722,663

		1,319,527

	Biotechnology 3.4%
82,868	C4 Therapeutics, Inc.*	468,204
20,031	Nkarta, Inc.*	132,205
29,279	Nurix Therapeutics, Inc.* ††	302,159
302,713	Sangamo Therapeutics, Inc.*	164,464
26,245	Viking Therapeutics, Inc.* ††	488,420

		1,555,452

	Broadcasting 1.1%
34,202	TEGNA, Inc.††	523,291

	Building Products 1.9%
10,429	Trex Co., Inc.* ††	863,417

	Casinos & Gaming 0.8%
13,260	NeoGames SA*	379,634

	Consumer Finance 1.2%
63,216	EZCORP, Inc., Class A*	552,508

	Distributors 2.7%
3,157	Pool Corp.††	1,258,728

	Electronic Equipment & Instruments 1.5%
4,020	Novanta, Inc.* ††	677,008

	Electronic Manufacturing Services 1.7%
4,058	Fabrinet*	772,359

	Financial Exchanges & Data 4.7%
4,229	MarketAxess Holdings, Inc.††	1,238,463
3,172	Morningstar, Inc.††	907,953

		2,146,416

	Health Care Equipment 3.7%
5,593	Inspire Medical Systems, Inc.* ††	1,137,784
47,257	Silk Road Medical, Inc.*	579,843

		1,717,627

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 3.1%
12,507	Ensign Group, Inc.††	$1,403,411

	Health Care Services 3.4%
7,569	Addus HomeCare Corp.* ††	702,782
62,624	Pennant Group, Inc.*	871,726

		1,574,508

	Health Care Supplies 2.1%
5,521	UFP Technologies, Inc.* ††	949,833

	Home Improvement Retail 2.7%
11,018	Floor & Decor Holdings, Inc., Class A* ††	1,229,168

	Homebuilding 2.2%
13,582	Skyline Champion Corp.* ††	1,008,599

	Human Resource & Employment Services 2.7%
7,488	Paylocity Holding Corp.* ††	1,234,397

	Industrial Machinery & Supplies & Components 5.4%
4,414	Kadant, Inc.††	1,237,288
4,263	RBC Bearings, Inc.* ††	1,214,486

		2,451,774

	Investment Banking & Brokerage 1.6%
12,805	Moelis & Co., Class A	718,745

	IT Consulting & Other Services 4.3%
4,978	Globant SA* ††	1,184,664
60,357	Grid Dynamics Holdings, Inc.*	804,559

		1,989,223

	Leisure Products 1.4%
12,771	YETI Holdings, Inc.* ††	661,282

	Life Sciences Tools & Services 2.6%
3,950	Medpace Holdings, Inc.* ††	1,210,794

	Managed Health Care 3.3%
23,118	HealthEquity, Inc.* ††	1,532,723

	Multi-Sector Holdings 0.8%
18,607	Cannae Holdings, Inc.*	363,023

	Oil & Gas Equipment & Services 1.9%
19,441	Cactus, Inc., Class A††	882,621

	Oil & Gas Exploration & Production 1.9%
40,590	Magnolia Oil & Gas Corp., Class A††	864,161

	Other Specialty Retail 2.0%
4,346	Five Below, Inc.* ††	926,393

	Packaged Foods & Meats 2.0%
10,774	Freshpet, Inc.* ††	934,752

	Paper Products 2.5%
32,100	Clearwater Paper Corp.* ††	1,159,452

	Pharmaceuticals 4.3%
198,937	Esperion Therapeutics, Inc.*	594,821
19,093	Intra-Cellular Therapies, Inc.* ††	1,367,441

		1,962,262

	Property & Casualty Insurance 2.4%
19,485	Axis Capital Holdings Ltd.††	1,078,884

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 2.1%
18,889	Bank OZK††	$941,239

	Research & Consulting Services 3.1%
10,608	ICF International, Inc.††	1,422,427

	Semiconductors 2.2%
1,630	Monolithic Power Systems, Inc.††	1,028,171

	Specialty Chemicals 1.8%
6,743	Innospec, Inc.††	831,007

	Technology Distributors 0.9%
10,500	ScanSource, Inc.* ††	415,905

	Trading Companies & Distributors 2.0%
8,516	Transcat, Inc.* ††	931,054

	Transaction & Payment Processing Services 1.7%
9,799	Block, Inc.* ††	757,953

	Total Common Stocks (cost $42,298,371)	50,159,330

	COMMON STOCKS SOLD SHORT (35.6%)

	Aerospace & Defense 1.1%
(15,295)	Spirit AeroSystems Holdings, Inc., Class A*	(486,075)

	Alternative Carriers 0.9%
(221,630)	Globalstar, Inc.*	(429,962)

	Aluminum 0.8%
(29,376)	Century Aluminum Co.*	(356,625)

	Application Software 3.2%
(11,248)	Alteryx, Inc., Class A*	(530,457)
(31,555)	Domo, Inc., Class B*	(324,701)
(6,851)	Nutanix, Inc., Class A*	(326,724)
(48,876)	Yext, Inc.*	(287,879)

		(1,469,761)

	Asset Management & Custody Banks 0.8%
(2,958)	Ares Management Corp., Class A	(351,765)

	Broadcasting 0.5%
(80,355)	iHeartMedia, Inc., Class A*	(214,548)

	Building Products 0.5%
(11,690)	JELD-WEN Holding, Inc.*	(220,707)

	Commercial Printing 0.3%
(7,447)	Deluxe Corp.	(159,738)

	Electrical Components & Equipment 1.2%
(16,216)	Plug Power, Inc.*	(72,972)
(28,710)	Stem, Inc.*	(111,395)
(18,303)	Sunrun, Inc.*	(359,288)

		(543,655)

	Electronic Equipment & Instruments 0.6%
(85,305)	SmartRent, Inc.*	(272,123)

	Health Care Equipment 2.4%
(8,402)	Alphatec Holdings, Inc.*	(126,954)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
(24,086)	Nevro Corp.*	$(518,331)
(35,269)	Pulmonx Corp.*	(449,680)

		(1,094,965)

	Health Care REITs 0.8%
(3,810)	Welltower, Inc.	(343,548)

	Health Care Supplies 0.7%
(12,209)	Establishment Labs Holdings, Inc.*	(316,091)

	Heavy Electrical Equipment 0.5%
(14,899)	Bloom Energy Corp., Class A*	(220,505)

	Hotel & Resort REITs 0.4%
(11,702)	Park Hotels & Resorts, Inc.	(179,041)

	Hotels, Resorts & Cruise Lines 1.4%
(1,899)	Hyatt Hotels Corp., Class A	(247,648)
(36,840)	Lindblad Expeditions Holdings, Inc.*	(415,187)

		(662,835)

	Human Resource & Employment Services 1.1%
(7,495)	Ceridian HCM Holding, Inc.*	(503,064)

	Interactive Home Entertainment 1.0%
(9,823)	ROBLOX Corp., Class A*	(449,108)

	Interactive Media & Services 0.5%
(99,158)	Angi, Inc.*	(246,903)

	Leisure Facilities 0.8%
(24,358)	Life Time Group Holdings, Inc.*	(367,319)

	Life Sciences Tools & Services 1.8%
(315)	Mettler-Toledo International, Inc.*	(382,082)
(4,158)	Revvity, Inc.	(454,511)

		(836,593)

	Mortgage REITs 0.5%
(44,604)	Chimera Investment Corp.	(222,574)

	Movies & Entertainment 0.7%
(13,807)	Endeavor Group Holdings, Inc., Class A	(327,640)

	Multi-Family Residential REITs 0.6%
(19,394)	Elme Communities	(283,152)

	Multi-Utilities 0.2%
(3,188)	CenterPoint Energy, Inc.	(91,081)

	Oil & Gas Refining & Marketing 0.2%
(2,651)	Par Pacific Holdings, Inc.*	(96,417)

	Other Specialty Retail 0.6%
(42,121)	Leslie’s, Inc.*	(291,056)

	Packaged Foods & Meats 0.9%
(646)	J M Smucker Co.	(81,642)
(2,031)	Lancaster Colony Corp.	(337,938)

		(419,580)

	Passenger Airlines 0.4%
(30,176)	Joby Aviation, Inc.*	(200,670)

	Personal Care Products 0.6%
(22,725)	Coty, Inc., Class A*	(282,245)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 0.5%
(21,731)	Viatris, Inc.	$(235,347)

	Real Estate Development 0.6%
(3,323)	Howard Hughes Holdings, Inc.*	(284,283)

	Regional Banks 1.0%
(15,303)	CVB Financial Corp.	(308,967)
(11,420)	TFS Financial Corp.	(167,760)

		(476,727)

	Research & Consulting Services 0.7%
(27,834)	Dun & Bradstreet Holdings, Inc.	(325,658)

	Restaurants 1.9%
(22,632)	Portillo’s, Inc., Class A*	(360,528)
(47,155)	Sweetgreen, Inc., Class A*	(532,851)

		(893,379)

	Semiconductors 1.3%
(28,494)	SkyWater Technology, Inc.*	(274,112)
(6,909)	Wolfspeed, Inc.*	(300,611)

		(574,723)

	Telecom Tower REITs 1.0%
(1,794)	SBA Communications Corp.	(455,120)

	Trading Companies & Distributors 1.2%
(5,105)	FTAI Aviation Ltd.	(236,872)
(8,505)	Xometry, Inc., Class A*	(305,415)

		(542,287)

	Transaction & Payment Processing Services 0.7%
(6,209)	Affirm Holdings, Inc.*	(305,110)

	Water Utilities 0.7%
(5,812)	California Water Service Group	(301,468)

	Total Investments Sold Short (proceeds $16,022,653)(35.6%)	(16,333,448)

	Total Investments, Net of Investments Sold Short (cost $26,275,718) 73.7%	33,825,882

	Other Assets less Liabilities 26.3%	12,051,155

	NET ASSETS 100.0%	$45,877,037

	*Non-income producing. ††All or a portion of this security has been designated as collateral for short sales. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short were in the following countries:

COUNTRY	%
Israel	0.8
United States	99.2

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.4%

	Aerospace & Defense 0.9%
112,544	Ducommun, Inc.*	$5,859,041

	Apparel Retail 1.8%
148,263	Boot Barn Holdings, Inc.*	11,380,668

	Application Software 7.8%
185,624	Agilysys, Inc.*	15,744,628
586,589	Enfusion, Inc., Class A*	5,689,913
197,801	Q2 Holdings, Inc.*	8,586,542
113,310	Sprout Social, Inc., Class A*	6,961,766
1,007,373	Weave Communications, Inc.*	11,554,568

		48,537,417

	Asset Management & Custody Banks 1.6%
1,101,269	GCM Grosvenor, Inc., Class A	9,867,370

	Automotive Parts & Equipment 3.7%
105,301	Patrick Industries, Inc.	10,566,955
237,791	XPEL, Inc.*	12,805,046

		23,372,001

	Biotechnology 4.2%
1,267,326	Allovir, Inc.*	861,528
266,167	BriaCell Therapeutics Corp.*	1,557,077
609,978	BriaPro Therapeutics Corp.* *** †	6,100
601,355	C4 Therapeutics, Inc.*	3,397,656
83,578	Denali Therapeutics, Inc.*	1,793,584
255,345	Dyne Therapeutics, Inc.*	3,396,088
352,768	MacroGenics, Inc.*	3,393,628
669,726	Nkarta, Inc.*	4,420,192
352,482	Nurix Therapeutics, Inc.*	3,637,614
1,180,362	Sangamo Therapeutics, Inc.*	641,291
186,903	Viking Therapeutics, Inc.*	3,478,265

		26,583,023

	Building Products 4.0%
50,687	CSW Industrials, Inc.	10,512,991
1,113,473	Janus International Group, Inc.*	14,530,822

		25,043,813

	Communications Equipment 1.0%
499,304	Harmonic, Inc.*	6,510,924

	Construction & Engineering 2.6%
374,064	Construction Partners, Inc., Class A*	16,279,265

	Consumer Finance 1.5%
1,044,587	EZCORP, Inc., Class A*	9,129,690

	Distillers & Vintners 0.1%
843,723	Vintage Wine Estates, Inc.*	423,802

	Electrical Components & Equipment 1.5%
306,623	Allient, Inc.	9,263,081

	Electronic Equipment & Instruments 3.9%
320,928	Napco Security Technologies, Inc.	10,991,784
349,776	nLight, Inc.*	4,721,976
66,390	OSI Systems, Inc.*	8,567,629

		24,281,389

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Financial Exchanges & Data 1.3%
951,825	Open Lending Corp., Class A*	$8,100,031

	Health Care Equipment 0.6%
310,591	Silk Road Medical, Inc.*	3,810,952

	Health Care Services 5.3%
191,416	Addus HomeCare Corp.*	17,772,976
234,559	Castle Biosciences, Inc.*	5,061,783
762,226	Pennant Group, Inc.*	10,610,186

		33,444,945

	Health Care Supplies 3.1%
178,689	OrthoPediatrics Corp.*	5,809,180
78,305	UFP Technologies, Inc.*	13,471,592

		19,280,772

	Health Care Technology 2.0%
277,731	Simulations Plus, Inc.	12,428,462

	Home Furnishing Retail 1.1%
598,873	Arhaus, Inc.*	7,096,645

	Home Furnishings 0.4%
2,193,643	Purple Innovation, Inc.	2,259,452

	Homebuilding 1.9%
334,345	Dream Finders Homes, Inc., Class A*	11,879,278

	Human Resource & Employment Services 1.8%
309,518	Asure Software, Inc.*	2,946,612
545,031	DLH Holdings Corp.*	8,584,238

		11,530,850

	Industrial Machinery & Supplies & Components 5.1%
170,764	Helios Technologies, Inc.	7,744,147
53,196	Kadant, Inc.	14,911,371
368,678	Kornit Digital Ltd.*	7,063,871
2,973,203	Markforged Holding Corp.*	2,438,026

		32,157,415

	Insurance Brokers 1.5%
121,222	Goosehead Insurance, Inc., Class A*	9,188,628

	Internet Services & Infrastructure 1.3%
235,201	Applied Digital Corp.*	1,585,255
662,958	BigCommerce Holdings, Inc., Series 1*	6,450,581

		8,035,836

	IT Consulting & Other Services 2.0%
947,582	Grid Dynamics Holdings, Inc.*	12,631,268

	Leisure Facilities 0.7%
325,741	Xponential Fitness, Inc., Class A*	4,198,801

	Leisure Products 1.0%
282,720	MasterCraft Boat Holdings, Inc.*	6,400,781

	Oil & Gas Equipment & Services 1.5%
492,519	DMC Global, Inc.*	9,269,208

	Packaged Foods & Meats 2.7%
105,691	Freshpet, Inc.*	9,169,751
1,581,221	Mama’s Creations, Inc.*	7,763,795

		16,933,546

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Personal Care Products 1.2%
426,835	Nature’s Sunshine Products, Inc.*	$7,379,977

	Pharmaceuticals 1.5%
90,557	Arvinas, Inc.*	3,727,326
1,495,196	Esperion Therapeutics, Inc.*	4,470,636
7,810,171	PharmaCielo Ltd.*	1,060,964

		9,258,926

	Regional Banks 2.9%
364,236	Esquire Financial Holdings, Inc.	18,197,230

	Research & Consulting Services 1.8%
82,233	ICF International, Inc.	11,026,623

	Restaurants 3.0%
260,675	Chuy’s Holdings, Inc.*	9,965,605
112,184	Kura Sushi USA, Inc., Class A*	8,525,984

		18,491,589

	Semiconductor Materials & Equipment 6.0%
87,690	Nova Ltd.*	12,047,729
318,990	PDF Solutions, Inc.*	10,252,339
492,942	Veeco Instruments, Inc.*	15,295,990

		37,596,058

	Semiconductors 3.0%
104,514	Impinj, Inc.*	9,409,395
76,073	SiTime Corp.*	9,286,992

		18,696,387

	Soft Drinks & Non-Alcoholic Beverages 1.1%
278,978	Vita Coco Co., Inc.*	7,155,786

	Specialized Consumer Services 1.7%
1,222,541	Mister Car Wash, Inc.*	10,562,754

	Systems Software 2.8%
49,157	CyberArk Software Ltd.*	10,767,841
117,261	Rapid7, Inc.*	6,695,603

		17,463,444

	Trading Companies & Distributors 2.8%
162,702	Transcat, Inc.*	17,788,210

	Transaction & Payment Processing Services 1.7%
1,457,836	Cantaloupe, Inc.*	10,802,565

	Total Common Stocks (cost $486,263,867)	609,597,903

	PREFERRED STOCKS 1.6%

	Textiles 1.6%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	9,741,948

	Total Preferred Stocks (cost $10,000,013)	9,741,948

	WARRANTS 0.3%

	Pharmaceuticals 0.3%
1,202,790	Esperion Therapeutics, Inc., expiring 9/22/2026* *** †	2,020,687

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
45,000	IM Cannabis Corp., expiring 5/7/2026* *** †	$—

		2,020,687

	Total Warrants (cost $1,230,197)	2,020,687

	Total Investments (cost $497,494,077) 99.3%	621,360,538
	Other Assets less Liabilities 0.7%	4,194,039

	NET ASSETS 100.0%	$625,554,577

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2023 amounted to approximately $11,768,735 and represented 1.88% of net assets.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Micro Cap Fund’s investments were in the following countries:

COUNTRY	%
Canada	0.4
Israel	4.8
United States	94.8

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Aerospace & Defense 0.9%
55,000	Ducommun, Inc.*	$2,863,300

	Air Freight & Logistics 1.1%
499,000	Radiant Logistics, Inc.*	3,313,360

	Apparel Retail 1.3%
128,600	Shoe Carnival, Inc.	3,885,006

	Application Software 4.1%
144,000	Fund Technologies PLC*	2,110,820
197,942	Red Violet, Inc.*	3,952,902
544,000	Weave Communications, Inc.*	6,239,680

		12,303,402

	Asset Management & Custody Banks 0.4%
312,046	Fiducian Group Ltd.	1,317,141

	Automotive Parts & Equipment 1.0%
29,000	Patrick Industries, Inc.	2,910,150

	Automotive Retail 0.7%
674,000	CarParts.com, Inc.*	2,129,840

	Casinos & Gaming 0.6%
332,264	Full House Resorts, Inc.*	1,784,258

	Commercial & Residential Mortgage Finance 1.6%
468,029	Mortgage Advice Bureau Holdings Ltd.	4,891,901

	Communications Equipment 4.3%
152,304	Digi International, Inc.*	3,959,904
375,400	Harmonic, Inc.*	4,895,216
713,000	Lantronix, Inc.*	4,178,180

		13,033,300

	Construction & Engineering 5.5%
124,000	Bowman Consulting Group Ltd.*	4,404,480
95,300	Construction Partners, Inc., Class A*	4,147,456
58,000	Granite Construction, Inc.	2,949,880
58,892	Sterling Infrastructure, Inc.*	5,178,374

		16,680,190

	Consumer Finance 1.9%
652,000	EZCORP, Inc., Class A*	5,698,480

	Diversified Metals & Mining 0.7%
685,000	Foran Mining Corp.*	2,016,150

	Diversified Real Estate Activities 1.5%
160,100	RMR Group, Inc., Class A	4,519,623

	Diversified Support Services 1.2%
2,057,000	Johnson Service Group PLC	3,712,689

	Electrical Components & Equipment 1.0%
101,200	Allient, Inc.	3,057,252

	Electronic Equipment & Instruments 2.6%
584,000	Luna Innovations, Inc.*	3,883,600
112,000	Napco Security Technologies, Inc.	3,836,000

		7,719,600

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Manufacturing Services 0.9%
100,057	Kimball Electronics, Inc.*	$2,696,536

	Environmental & Facilities Services 0.9%
316,000	Aris Water Solutions, Inc., Class A	2,651,240

	Food Distributors 1.7%
174,000	Chefs’ Warehouse, Inc.*	5,120,820

	Food Retail 1.2%
116,600	Halows Co. Ltd.	3,542,505

	Health Care Equipment 0.9%
482,557	Biomerica, Inc.*	603,196
99,000	Inmode Ltd.*	2,201,760

		2,804,956

	Health Care Services 6.9%
48,000	Addus HomeCare Corp.*	4,456,800
178,985	Cross Country Healthcare, Inc.*	4,052,220
390,700	InfuSystem Holdings, Inc.*	4,117,978
282,000	Pennant Group, Inc.*	3,925,440
541,000	Viemed Healthcare, Inc.*	4,246,850

		20,799,288

	Health Care Supplies 1.1%
107,000	OrthoPediatrics Corp.*	3,478,570

	Health Care Technology 1.4%
66,000	Nexus AG	4,232,937

	Home Furnishing Retail 1.2%
300,633	Arhaus, Inc.*	3,562,501

	Homebuilding 3.5%
144,000	Skyline Champion Corp.*	10,693,440

	Industrial Machinery & Supplies & Components 3.2%
154,000	Graham Corp.*	2,921,380
31,000	John Bean Technologies Corp.	3,082,950
13,000	Kadant, Inc.	3,644,030

		9,648,360

	Internet Services & Infrastructure 1.5%
474,600	BigCommerce Holdings, Inc., Series 1*	4,617,858

	Investment Banking & Brokerage 3.2%
268,000	JDC Group AG*	5,769,244
309,000	Perella Weinberg Partners	3,779,070

		9,548,314

	IT Consulting & Other Services 2.0%
446,849	Grid Dynamics Holdings, Inc.*	5,956,497

	Mortgage REITs 1.1%
265,276	AFC Gamma, Inc.	3,191,270

	Movies & Entertainment 0.4%
758,300	Thunderbird Entertainment Group, Inc.*	1,327,690

	Oil & Gas Exploration & Production 1.0%
206,000	HighPeak Energy, Inc.	2,933,440

	Packaged Foods & Meats 4.7%
153,683	BRC, Inc., Class A*	557,869
406,000	Hilton Food Group PLC	4,140,064
1,707,000	LT Foods Ltd.	4,162,069

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,079,849	Mama’s Creations, Inc.*	$5,302,059

		14,162,061

	Paper Products 1.3%
112,261	Clearwater Paper Corp.*	4,054,867

	Pharmaceuticals 1.3%
493,746	Biote Corp., Class A*	2,439,106
141,401	Harrow, Inc.*	1,583,691

		4,022,797

	Property & Casualty Insurance 4.9%
85,000	HCI Group, Inc.	7,429,000
385,646	Kingsway Financial Services, Inc.*	3,239,426
119,563	Skyward Specialty Insurance Group, Inc.*	4,050,795

		14,719,221

	Publishing 0.9%
74,000	Scholastic Corp.	2,789,800

	Regional Banks 5.2%
81,453	Axos Financial, Inc.*	4,447,334
144,000	California BanCorp*	3,565,440
99,000	Esquire Financial Holdings, Inc.	4,946,040
145,498	First Western Financial, Inc.*	2,885,225

		15,844,039

	Research & Consulting Services 3.0%
39,528	ICF International, Inc.	5,300,310
2,644,000	Knights Group Holdings PLC	3,757,745

		9,058,055

	Restaurants 0.8%
301,860	GEN Restaurant Group, Inc.* ‡‡	2,363,564

	Semiconductor Materials & Equipment 2.2%
213,299	Veeco Instruments, Inc.*	6,618,668

	Semiconductors 3.1%
55,171	Impinj, Inc.*	4,967,045
35,163	SiTime Corp.*	4,292,699

		9,259,744

	Specialized Finance 0.9%
89,000	A-Mark Precious Metals, Inc.	2,692,250

	Steel 1.2%
63,533	Haynes International, Inc.	3,624,558

	Systems Software 1.7%
92,600	Rapid7, Inc.*	5,287,460

	Technology Distributors 0.9%
47,321	Climb Global Solutions, Inc.	2,594,610

	Trading Companies & Distributors 4.1%
185,948	ADENTRA, Inc.	4,486,440
103,000	Global Industrial Co.	4,000,520
157,000	Karat Packaging, Inc.	3,901,450

		12,388,410

	Total Common Stocks (cost $219,656,920)	298,121,968

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals LLC* *** †	$505

	Total Limited Liability Company Membership Interest (cost $30,001)	505

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
1,447	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	—

	Total Warrants (cost $396,902)	—

	Total Investments (cost $220,083,823) 98.7%§	298,122,473
	Other Assets less Liabilities 1.3%	4,051,985

	NET ASSETS 100.0%	$302,174,458

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2023 amounted to approximately $505 and represented 0.00% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.39%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Micro Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Australia	0.4
Canada	2.6
Germany	3.4
India	1.4
Israel	0.7
Japan	1.2
United Kingdom	6.3
United States	84.0

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.9%

	Apparel Retail 2.1%
628,294	Boot Barn Holdings, Inc.*	$48,227,847

	Application Software 8.5%
2,892,685	Clearwater Analytics Holdings, Inc., Class A*	57,940,481
616,977	Five9, Inc.*	48,549,920
1,226,675	nCino, Inc.*	41,253,080
768,815	Sprout Social, Inc., Class A*	47,235,994

		194,979,475

	Asset Management & Custody Banks 2.5%
1,808,043	StepStone Group, Inc., Class A	57,550,009

	Automotive Parts & Equipment 3.6%
615,201	Fox Factory Holding Corp.*	41,513,763
758,035	XPEL, Inc.*	40,820,185

		82,333,948

	Broadline Retail 3.6%
651,845	Global-e Online Ltd.*	25,832,617
751,677	Ollie’s Bargain Outlet Holdings, Inc.*	57,044,768

		82,877,385

	Building Products 4.3%
623,245	AAON, Inc.	46,039,108
1,373,067	AZEK Co., Inc.*	52,519,813

		98,558,921

	Distillers & Vintners 0.1%
2,274,112	Vintage Wine Estates, Inc.*	1,142,286

	Health Care Equipment 3.4%
438,784	Axonics, Inc.*	27,305,528
246,241	Inspire Medical Systems, Inc.*	50,092,807

		77,398,335

	Health Care Facilities 3.9%
786,593	Ensign Group, Inc.	88,263,601

	Health Care Services 0.8%
824,664	Castle Biosciences, Inc.*	17,796,249

	Health Care Supplies 2.0%
2,321,311	Neogen Corp.*	46,681,564

	Home Improvement Retail 2.6%
540,117	Floor & Decor Holdings, Inc., Class A*	60,255,453

	Homebuilding 2.4%
420,489	LGI Homes, Inc.*	55,992,315

	Human Resource & Employment Services 2.6%
367,028	Paylocity Holding Corp.*	60,504,566

	Industrial Machinery & Supplies & Components 6.4%
793,052	Helios Technologies, Inc.	35,964,908
821,290	Kornit Digital Ltd.*	15,735,916
332,111	RBC Bearings, Inc.*	94,615,103

		146,315,927

	Insurance Brokers 1.7%
499,308	Goosehead Insurance, Inc., Class A*	37,847,546

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 5.0%
293,615	Globant SA*	$69,874,498
3,257,401	Grid Dynamics Holdings, Inc.*	43,421,155

		113,295,653

	Leisure Products 2.6%
1,129,609	YETI Holdings, Inc.*	58,491,154

	Life Sciences Tools & Services 3.6%
268,544	Medpace Holdings, Inc.*	82,316,792

	Managed Health Care 3.4%
1,176,788	HealthEquity, Inc.*	78,021,044

	Other Specialty Retail 3.0%
325,686	Five Below, Inc.*	69,423,228

	Packaged Foods & Meats 1.4%
357,818	Freshpet, Inc.*	31,044,290

	Personal Care Products 3.5%
1,425,212	BellRing Brands, Inc.*	78,999,501

	Pharmaceuticals 2.1%
671,903	Intra-Cellular Therapies, Inc.*	48,121,693

	Regional Banks 3.6%
942,039	Pinnacle Financial Partners, Inc.	82,164,642

	Restaurants 1.1%
350,362	Shake Shack, Inc., Class A*	25,968,831

	Semiconductor Materials & Equipment 3.9%
648,113	Nova Ltd.*	89,044,245

	Semiconductors 1.3%
234,069	SiTime Corp.*	28,575,144

	Specialized Consumer Services 1.1%
2,956,334	Mister Car Wash, Inc.*	25,542,726

	Systems Software 7.3%
393,311	CyberArk Software Ltd.*	86,154,775
1,262,072	JFrog Ltd.*	43,680,312
668,955	Rapid7, Inc.*	38,197,330

		168,032,417

	Trading Companies & Distributors 4.5%
414,931	SiteOne Landscape Supply, Inc.*	67,426,287
325,126	Transcat, Inc.*	35,546,026

		102,972,313

	Total Common Stocks (cost $1,560,825,281)	2,238,739,100

	PREFERRED STOCKS 1.2%

	Systems Software 0.5%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	10,923,178

	Textiles 0.7%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	17,535,471

	Total Preferred Stocks (cost $25,999,989)	28,458,649

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	WARRANTS 0.2%

	Pharmaceuticals 0.2%
2,908,006	Esperion Therapeutics, Inc., expiring 9/22/2026* *** †	$4,885,450

	Total Warrants (cost $1,411,160)	4,885,450

	Total Investments (cost $1,588,236,430) 99.3%	2,272,083,199
	Other Assets less Liabilities 0.7%	14,897,116

	NET ASSETS 100.0%	$2,286,980,315

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2023 amounted to approximately $33,344,099 and represented 1.46% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Small Cap Growth Fund’s investments were in the following countries:

COUNTRY	%
Israel	9.5
United States	90.5

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.4%

	Application Software 2.6%
218,812	Five9, Inc.*	$17,218,316
183,229	Guidewire Software, Inc.*	19,979,290

		37,197,606

	Asset Management & Custody Banks 6.1%
809,571	Artisan Partners Asset Management, Inc., Class A	35,766,847
312,291	Cohen & Steers, Inc.	23,649,798
246,137	Hamilton Lane, Inc., Class A	27,921,781

		87,338,426

	Automotive Parts & Equipment 2.0%
285,966	Fox Factory Holding Corp.*	19,296,986
93,147	Patrick Industries, Inc.	9,347,301

		28,644,287

	Automotive Retail 2.0%
749,854	Valvoline, Inc.*	28,179,513

	Biotechnology 1.7%
1,031,624	C4 Therapeutics, Inc.*	5,828,676
484,250	Dyne Therapeutics, Inc.*	6,440,525
702,910	Nurix Therapeutics, Inc.*	7,254,031
245,311	Viking Therapeutics, Inc.*	4,565,238

		24,088,470

	Broadline Retail 1.7%
322,642	Ollie’s Bargain Outlet Holdings, Inc.*	24,485,301

	Building Products 2.6%
1,253,024	Janus International Group, Inc.*	16,351,963
171,727	UFP Industries, Inc.	21,560,325

		37,912,288

	Cargo Ground Transportation 1.5%
47,830	Saia, Inc.*	20,960,063

	Construction Machinery & Heavy Transportation Equipment 2.7%
476,667	Allison Transmission Holdings, Inc.	27,718,186
423,253	Wabash National Corp.	10,843,742

		38,561,928

	Education Services 2.0%
218,981	Grand Canyon Education, Inc.*	28,914,251

	Electronic Components 1.6%
967,441	Vishay Intertechnology, Inc.	23,189,561

	Electronic Manufacturing Services 2.6%
205,407	CTS Corp.	8,984,502
145,575	Fabrinet*	27,707,290

		36,691,792

	Financial Exchanges & Data 1.0%
1,755,786	Open Lending Corp., Class A*	14,941,739

	Health Care Facilities 3.0%
377,932	Ensign Group, Inc.	42,407,750

	Health Care Services 1.5%
924,515	Cross Country Healthcare, Inc.*	20,931,020

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.2%
565,478	Neogen Corp.*	$11,371,763
117,831	UFP Technologies, Inc.*	20,271,645

		31,643,408

	Homebuilding 4.3%
184,604	LGI Homes, Inc.*	24,581,869
494,775	Skyline Champion Corp.*	36,741,991

		61,323,860

	Industrial Machinery & Supplies & Components 5.3%
141,901	Albany International Corp., Class A	13,937,516
310,351	Helios Technologies, Inc.	14,074,418
171,797	Kadant, Inc.	48,156,417

		76,168,351

	Investment Banking & Brokerage 2.1%
547,953	Moelis & Co., Class A	30,756,602

	Leisure Products 2.2%
611,091	YETI Holdings, Inc.*	31,642,292

	Life Sciences Tools & Services 1.7%
77,116	Medpace Holdings, Inc.*	23,638,367

	Managed Health Care 1.6%
344,518	HealthEquity, Inc.*	22,841,543

	Mortgage REITs 1.6%
1,545,946	Arbor Realty Trust, Inc.	23,467,460

	Oil & Gas Equipment & Services 1.6%
493,030	Cactus, Inc., Class A	22,383,562

	Oil & Gas Exploration & Production 4.0%
1,399,990	Magnolia Oil & Gas Corp., Class A	29,805,787
474,399	Matador Resources Co.	26,974,327

		56,780,114

	Other Specialty Retail 2.6%
1,661,094	Sally Beauty Holdings, Inc.*	22,059,328
146,375	Signet Jewelers Ltd.	15,700,183

		37,759,511

	Packaged Foods & Meats 1.8%
439,500	Cal-Maine Foods, Inc.	25,222,905

	Pharmaceuticals 0.8%
168,946	Intra-Cellular Therapies, Inc.*	12,099,913

	Property & Casualty Insurance 1.8%
468,583	Axis Capital Holdings Ltd.	25,945,441

	Regional Banks 11.9%
463,916	Axos Financial, Inc.*	25,329,813
755,312	Bank OZK	37,637,197
559,435	FB Financial Corp.	22,293,485
371,179	Hancock Whitney Corp.	18,035,588
437,350	Pinnacle Financial Partners, Inc.	38,145,667
430,898	ServisFirst Bancshares, Inc.	28,710,734

		170,152,484

	Research & Consulting Services 2.1%
219,925	ICF International, Inc.	29,489,743

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Self-Storage REITs 2.7%
923,923	National Storage Affiliates Trust	$38,315,087

	Semiconductor Materials & Equipment 3.7%
198,691	Nova Ltd.*	27,298,156
819,097	Veeco Instruments, Inc.*	25,416,580

		52,714,736

	Semiconductors 0.9%
101,905	SiTime Corp.*	12,440,562

	Specialized Consumer Services 1.0%
1,679,602	Mister Car Wash, Inc.*	14,511,761

	Specialty Chemicals 2.9%
336,533	Innospec, Inc.	41,474,327

	Steel 1.4%
390,203	Commercial Metals Co.	19,525,758

	Technology Distributors 0.9%
322,362	ScanSource, Inc.*	12,768,759

	Trading Companies & Distributors 0.6%
177,555	Rush Enterprises, Inc., Class A	8,931,017

	Transaction & Payment Processing Services 2.1%
300,947	Euronet Worldwide, Inc.*	30,543,111

	Total Common Stocks (cost $1,013,705,422)	1,406,984,669

	Total Investments (cost $1,013,705,422) 98.4%	1,406,984,669
	Other Assets less Liabilities 1.6%	22,823,911

	NET ASSETS 100.0%	$1,429,808,580

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Small Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Israel	1.9
United States	98.1

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Application Software 9.1%
380,148	Five9, Inc.*	$29,913,846
52,445	HubSpot, Inc.*	30,446,420
254,016	nCino, Inc.*	8,542,558
451,300	Q2 Holdings, Inc.*	19,590,933
347,654	Sprout Social, Inc., Class A*	21,359,862

		109,853,619

	Biotechnology 7.6%
2,354,703	Allovir, Inc.*	1,600,727
2,842,637	C4 Therapeutics, Inc.* ‡‡	16,060,899
214,535	Denali Therapeutics, Inc.*	4,603,921
526,904	Dyne Therapeutics, Inc.*	7,007,823
247,544	Exact Sciences Corp.*	18,313,305
807,953	Exagen, Inc.*	1,607,827
890,602	MacroGenics, Inc.*	8,567,591
1,321,438	Nkarta, Inc.*	8,721,491
965,610	Nurix Therapeutics, Inc.*	9,965,095
8,685,983	Sangamo Therapeutics, Inc.*	4,719,095
554,138	Viking Therapeutics, Inc.*	10,312,508

		91,480,282

	Broadline Retail 1.4%
217,867	Ollie’s Bargain Outlet Holdings, Inc.*	16,533,927

	Building Products 2.5%
361,837	Trex Co., Inc.*	29,956,485

	Distillers & Vintners 0.1%
2,224,196	Vintage Wine Estates, Inc.*	1,117,214

	Distributors 1.7%
52,407	Pool Corp.	20,895,195

	Financial Exchanges & Data 3.3%
79,367	MarketAxess Holdings, Inc.	23,242,626
1,984,987	Open Lending Corp., Class A*	16,892,239

		40,134,865

	Health Care Equipment 6.3%
469,895	Artivion, Inc.*	8,401,723
487,489	AtriCure, Inc.*	17,398,482
186,325	Inspire Medical Systems, Inc.*	37,904,095
958,170	Silk Road Medical, Inc.*	11,756,746

		75,461,046

	Health Care Services 1.7%
961,534	Castle Biosciences, Inc.*	20,749,904

	Health Care Supplies 1.1%
6,125,598	Cerus Corp.*	13,231,292

	Home Improvement Retail 3.1%
332,319	Floor & Decor Holdings, Inc., Class A*	37,073,508

	Homebuilding 2.9%
119,690	LGI Homes, Inc.*	15,937,921
251,743	Skyline Champion Corp.*	18,694,435

		34,632,356

	Human Resource & Employment Services 2.9%
214,811	Paylocity Holding Corp.*	35,411,593

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery & Supplies & Components 1.7%
70,406	RBC Bearings, Inc.*	$20,057,965

	Insurance Brokers 1.1%
181,740	Goosehead Insurance, Inc., Class A*	13,775,892

	Internet Services & Infrastructure 1.7%
2,111,715	BigCommerce Holdings, Inc., Series 1*	20,546,987

	IT Consulting & Other Services 3.7%
170,565	Endava PLC, ADR*	13,278,486
128,639	Globant SA*	30,613,509

		43,891,995

	Managed Health Care 2.2%
393,433	HealthEquity, Inc.*	26,084,608

	Oil & Gas Exploration & Production 2.7%
973,248	Magnolia Oil & Gas Corp., Class A	20,720,450
198,604	Matador Resources Co.	11,292,623

		32,013,073

	Other Specialty Retail 2.7%
154,888	Five Below, Inc.*	33,015,926

	Packaged Foods & Meats 3.7%
514,546	Freshpet, Inc.*	44,642,011

	Personal Care Products 1.1%
242,175	BellRing Brands, Inc.*	13,423,760

	Pharmaceuticals 5.4%
126,481	Arvinas, Inc.*	5,205,958
4,681,699	Esperion Therapeutics, Inc.*	13,998,280
640,183	Intra-Cellular Therapies, Inc.*	45,849,906

		65,054,144

	Regional Banks 2.5%
611,161	Bank OZK	30,454,153

	Semiconductor Materials & Equipment 7.9%
90,716	BE Semiconductor Industries NV	13,695,933
379,201	Kulicke & Soffa Industries, Inc.	20,749,879
226,291	Nova Ltd.*	31,090,120
907,515	PDF Solutions, Inc.*	29,167,532

		94,703,464

	Semiconductors 6.5%
142,358	Impinj, Inc.*	12,816,491
41,217	Monolithic Power Systems, Inc.	25,998,859
248,806	Power Integrations, Inc.	20,429,461
152,675	SiTime Corp.*	18,638,564

		77,883,375

	Specialty Chemicals 2.8%
222,159	Balchem Corp.	33,046,151

	Systems Software 6.2%
153,544	CyberArk Software Ltd.*	33,633,813
424,780	JFrog Ltd.*	14,701,636
136,377	Monday.com Ltd.*	25,612,964

		73,948,413

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Transaction & Payment Processing Services 2.5%
402,620	Shift4 Payments, Inc., Class A*	$29,930,771

	Total Common Stocks (cost $937,125,521)	1,179,003,974

	PREFERRED STOCKS 1.2%

	Textiles 1.2%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	14,612,907

	Total Preferred Stocks (cost $15,000,004)	14,612,907

	WARRANTS 0.4%

	Insurance Brokers 0.1%
450,000	Hagerty, Inc., expiring 12/2/2026* *** §§	621,000

	Pharmaceuticals 0.3%
2,161,987	Esperion Therapeutics, Inc., expiring 9/22/2026* *** †	3,632,138

	Total Warrants (cost $2,624,153)	4,253,138

	Total Investments (cost $954,749,678) 99.7%§	1,197,870,019
	Other Assets less Liabilities 0.3%	3,342,954

	NET ASSETS 100.0%	$1,201,212,973

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2023 amounted to approximately $18,245,045 and represented 1.52% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.14%.

§§The aggregate value of illiquid holdings at December 31, 2023 amounted to approximately $621,000 and represented 0.05% of net assets.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2023, Wasatch Ultra Growth Fund’s investments were in the following countries:

COUNTRY	%
Israel	7.5
Netherlands	1.2
United Kingdom	1.1
United States	90.2

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.1%

	Aerospace & Defense 3.2%
5,104	HEICO Corp., Class A	$727,014

	Application Software 22.0%
2,046	ANSYS, Inc.*	742,452
3,894	Five9, Inc.*	306,419
6,157	Guidewire Software, Inc.*	671,359
864	HubSpot, Inc.*	501,587
3,146	Procore Technologies, Inc.*	217,766
1,815	Roper Technologies, Inc.	989,483
1,775	Tyler Technologies, Inc.*	742,163
2,843	Workday, Inc., Class A*	784,839

		4,956,068

	Asset Management & Custody Banks 3.3%
6,526	Hamilton Lane, Inc., Class A	740,310

	Automotive Parts & Equipment 1.3%
4,161	Fox Factory Holding Corp.*	280,784

	Automotive Retail 3.1%
18,286	Valvoline, Inc.*	687,188

	Building Products 3.2%
8,789	Trex Co., Inc.*	727,641

	Cargo Ground Transportation 2.7%
1,517	Old Dominion Freight Line, Inc.	614,886

	Distributors 2.8%
1,606	Pool Corp.	640,328

	Diversified Support Services 4.0%
18,377	Copart, Inc.*	900,473

	Electrical Components & Equipment 4.5%
6,127	AMETEK, Inc.	1,010,281

	Electronic Components 4.5%
10,162	Amphenol Corp., Class A	1,007,359

	Electronic Equipment & Instruments 2.3%
3,067	Novanta, Inc.*	516,514

	Financial Exchanges & Data 4.8%
1,691	MarketAxess Holdings, Inc.	495,209
2,028	Morningstar, Inc.	580,495

		1,075,704

	Health Care Equipment 1.5%
1,667	Inspire Medical Systems, Inc.*	339,118

	Health Care Facilities 4.0%
7,925	Ensign Group, Inc.	889,264

	Home Improvement Retail 2.2%
4,336	Floor & Decor Holdings, Inc., Class A*	483,724

	Human Resource & Employment Services 2.2%
2,979	Paylocity Holding Corp.*	491,088

	Industrial Machinery & Supplies & Components 2.9%
2,280	RBC Bearings, Inc.*	649,549

	IT Consulting & Other Services 2.0%
1,905	Globant SA*	453,352

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 5.5%
2,436	ICON PLC*	$689,558
1,809	Medpace Holdings, Inc.*	554,513

		1,244,071

	Managed Health Care 3.1%
10,675	HealthEquity, Inc.*	707,753

	Other Specialty Retail 2.9%
3,006	Five Below, Inc.*	640,759

	Personal Care Products 2.6%
10,603	BellRing Brands, Inc.*	587,724

	Semiconductors 1.9%
671	Monolithic Power Systems, Inc.	423,253

	Specialty Chemicals 3.1%
4,686	Balchem Corp.	697,043

	Transaction & Payment Processing Services 1.5%
4,426	Block, Inc.*	342,351

	Total Common Stocks (cost $18,566,012)	21,833,599

	Total Investments (cost $18,566,012) 97.1%	21,833,599
	Other Assets less Liabilities 2.9%	663,536

	NET ASSETS 100.0%	$22,497,135

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2023, Wasatch U.S. Select Fund’s investments were in the following countries:

COUNTRY	%
Ireland	3.2
United States	96.8

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2023 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.0%
$70,600,000	U.S. Treasury Bond, 1.25%, 5/15/50	$38,261,890
86,000,000	U.S. Treasury Bond, 1.375%, 8/15/50	48,193,594
68,000,000	U.S. Treasury Bond, 1.875%, 11/15/51	43,222,500
54,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	39,208,465
13,750,000	U.S. Treasury Bond, 2.50%, 2/15/45	10,455,371
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	37,231,446

	Total U.S. Government Obligations (cost $285,664,072)	216,573,266

	Total Investments (cost $285,664,072) 98.0%	216,573,266
	Other Assets less Liabilities 2.0%	4,498,015

	NET ASSETS 100.0%	$221,071,281

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	DECEMBER 31, 2023 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Greater China Fund, International Select Fund, Long/Short Alpha Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 19 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Greater China Fund, which commenced operations on November 30, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; and U.S. Select Fund, which commenced operations on June 13, 2022. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2023. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds, the Long/Short Alpha Fund in particular, may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the fiscal period ended December 31, 2023.

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2023, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,508,824,297	$350,528,968	$456,858,615	$219,146,362	$28,522,619

Gross appreciation	$1,451,413,726	$252,319,031	$75,762,862	$166,189,862	$10,768,071
Gross (depreciation)	(151,790,021)	(952,879)	(73,513,677)	(15,844,110)	(2,694,514)

Net appreciation	$1,299,623,705	$251,366,152	$2,249,185	$150,345,752	$8,073,557

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$148,163,193	$13,742,232	$125,676,344	$6,249,145	$305,870,683

Gross appreciation	$75,659,702	$3,575,224	$22,421,937	$49,112	$140,973,878
Gross (depreciation)	(11,032,723)	(1,040,598)	(4,112,266)	(2,341,447)	(13,397,613)

Net appreciation (depreciation)	$64,626,979	$2,534,626	$18,309,671	$(2,292,335)	$127,576,265

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$217,338,069	$3,788,519	$26,480,062	$515,600,776	$222,500,953

Gross appreciation	$105,126,904	$904,391	$10,785,410	$156,482,045	$84,204,053
Gross (depreciation)	(19,986,455)	(336,958)	(3,439,590)	(50,722,283)	(8,582,533)

Net appreciation	$85,140,449	$567,433	$7,345,820	$105,759,762	$75,621,520

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,594,678,666	$1,022,421,444	$965,227,850	$18,719,869	$285,955,651

Gross appreciation	$853,735,671	$407,017,757	$430,413,626	$3,307,250	$—
Gross (depreciation)	(176,331,138)	(22,454,532)	(197,771,457)	(193,520)	(69,382,385)

Net appreciation (depreciation)	$677,404,533	$384,563,225	$232,642,169	$3,113,730	$(69,382,385)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2023 with an “affiliated company” as so defined:

	Value, Beginning of the Period	Purchases At Cost	Proceeds From Sales	Value, End of the Period	Dividends Credited to Income for the Period ended 12/31/2023	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2023	Change in Unrealized Appreciation (Depreciation) For the Period ended 12/31/2023
Micro Cap Value Fund
Common Stock
Gen Restaurant Group Inc.	$2,933,280	$419,918	$—	$2,363,564	$—	$—	$(989,634)

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc. - PIPE Shares*	$1,733,934	$—	$387,279	$1,142,286	$—	$(7,344,961)	$7,140,592
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	14,925,626	—	—	17,535,471	—	—	2,609,845

	$16,659,560	$—	$387,279	$18,677,757	$—	$(7,344,961)	$9,750,437

Ultra Growth Fund
Common Stock
C4 Therapeutics Inc.	$5,594,586	$510,274	$3,859,188	$16,060,899	$—	$(11,632,567)	$25,447,794
Sangamo Therapeutics Inc.*	6,101,595	—	631,730	4,719,095	—	(1,713,605)	962,835
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	12,438,034	—	—	14,612,907	—	—	2,174,873

	$24,134,215	$510,274	$4,490,918	$35,392,901	$—	$(13,346,172)	$28,585,502

	Share Activity				Dividends Credited to Income for the Period ended 12/31/2023	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2023	Change in Unrealized Appreciation (Depreciation) For the Period ended 12/31/2023
	Balance 9/30/2023	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2023
Micro Cap Value Fund
Common Stock
Gen Restaurant Group Inc.	252,000	49,860	—	301,860	$—	$—	$(989,634)

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc. - PIPE Shares*	3,047,336	—	773,224	2,274,112	$—	$(7,344,961)	$7,140,592
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	—	—	2,609,845

	3,658,541	—	773,224	2,885,317	$—	$(7,344,961)	$9,750,437

Ultra Growth Fund
Common Stock
C4 Therapeutics Inc.	3,007,842	368,204	533,409	2,842,637	$—	$(11,632,567)	$25,447,794
Sangamo Therapeutics Inc.*	10,172,716	—	1,486,733	8,685,983	—	(1,713,605)	962,835
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	2,174,873

	13,689,896	368,204	2,020,142	12,037,958	$—	$(13,346,172)	$28,585,502

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation (depreciation) for the period ended September 30, 2023 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2023, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Micro Cap Fund
BriaPro Therapeutics Corp.	Common stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	9,741,948	1.56%
Esperion Therapeutics, Inc., expiring 9/22/2026	Warrants	12/3/2021	613,226	2,020,687	0.32%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
			$11,230,239	$11,768,735	1.88%

Micro Cap Value Fund
Regenacy Pharmaceuticals LLC	LLC Membership Interest	2/3/2011	$30,001	$505	0.00%
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	396,902	0	0.00%
			$426,903	$505	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$10,923,178	0.48%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	17,535,471	0.77%
Esperion Therapeutics, Inc., expiring 9/22/2026	Warrants	12/3/2021	1,411,160	4,885,450	0.21%
			$27,411,149	$33,344,099	1.46%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$14,612,907	1.22%
Esperion Therapeutics, Inc., expiring 9/22/2026	Warrants	12/3/2021	1,074,843	3,632,138	0.30%
			$16,074,847	$18,245,045	1.52%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated Wasatch Global Investors as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. Wasatch Global Investor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of fund investments.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information, and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2023

Core Growth Fund
Assets
Common Stocks		$3,807,702,802	$—	$—	$3,807,702,802
Warrants		—	—	745,200	745,200

		$3,807,702,802	$—	$745,200	$3,808,448,002

Emerging India Fund
Assets
Common Stocks
	Apparel Retail	$—	$50,144,436	$—	$50,144,436
	Apparel, Accessories & Luxury Goods	—	8,429,742	—	8,429,742
	Automotive Parts & Equipment	—	9,018,058	—	9,018,058

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2023

	Commercial & Residential Mortgage Finance	$—	$9,759,298	$—	$9,759,298
	Commodity Chemicals	19,117,254	8,330,736	—	27,447,990
	Construction Machinery & Heavy Transportation Equipment	—	6,011,136	—	6,011,136
	Consumer Finance	—	71,774,890	—	71,774,890
	Diversified Banks	—	62,236,422	—	62,236,422
	Diversified Chemicals	—	5,009,984	—	5,009,984
	Food Retail	—	21,121,600	—	21,121,600
	Footwear	—	1,181,227	—	1,181,227
	Health Care Services	29,807,575	26,290,937	—	56,098,512
	Heavy Electrical Equipment	—	2,973,208	—	2,973,208
	Industrial Machinery & Supplies & Components	—	44,530,612	—	44,530,612
	Interactive Media & Services	—	15,648,691	—	15,648,691
	IT Consulting & Other Services	—	59,570,933	—	59,570,933
	Life Sciences Tools & Services	—	37,666,876	—	37,666,876
	Metal, Glass & Plastic Containers	—	2,868,933	—	2,868,933
	Property & Casualty Insurance	—	5,315,682	—	5,315,682
	Regional Banks	—	42,639,558	—	42,639,558
	Research & Consulting Services	—	20,823,689	—	20,823,689
	Specialty Chemicals	—	20,425,402	—	20,425,402
	Systems Software	—	6,869,952	—	6,869,952
	Other	14,328,289	—	—	14,328,289

		$63,253,118	$538,642,002	$—	$601,895,120

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$8,928,565	$—	$8,928,565
	Apparel, Accessories & Luxury Goods	—	4,652,711	—	4,652,711
	Broadline Retail	39,219,352	5,727,722	—	44,947,074
	Consumer Finance	—	36,326,721	—	36,326,721
	Diversified Banks	30,040,362	26,282,630	—	56,322,992
	Diversified Chemicals	—	3,514,844	—	3,514,844
	Drug Retail	—	19,546,245	—	19,546,245
	Electrical Components & Equipment	—	43,831,663	—	43,831,663
	Health Care Services	—	9,547,536	—	9,547,536
	Industrial Machinery & Supplies & Components	—	12,692,641	—	12,692,641
	Interactive Media & Services	—	7,260,258	—	7,260,258
	Life Sciences Tools & Services	—	19,927,838	—	19,927,838
	Regional Banks	—	15,248,372	—	15,248,372
	Restaurants	—	4,556,469	—	4,556,469
	Semiconductor Materials & Equipment	—	25,161,584	—	25,161,584
	Semiconductors	—	49,938,406	—	49,938,406
	Specialized Finance	—	12,309,902	—	12,309,902
	Specialty Chemicals	—	10,553,538	—	10,553,538
	Systems Software	—	2,663,874	—	2,663,874
	Other	71,176,567	—	—	71,176,567

		$140,436,281	$318,671,519	$—	$459,107,800

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Apparel Retail	$—	$17,960,602	$—	$17,960,602
	Broadline Retail	—	5,728,103	—	5,728,103
	Commercial & Residential Mortgage Finance	—	7,211,286	—	7,211,286
	Communications Equipment	—	9,093,277	—	9,093,277
	Construction Machinery & Heavy Transportation Equipment	—	4,361,742	—	4,361,742
	Consumer Finance	—	4,406,716	—	4,406,716
	Diversified Support Services	—	4,941,523	—	4,941,523
	Drug Retail	4,531,718	11,287,955	—	15,819,673
	Electrical Components & Equipment	—	22,015,057	—	22,015,057
	Electronic Components	—	4,486,930	—	4,486,930

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2023

	Electronic Equipment & Instruments	$—	$5,273,057	$—	$5,273,057
	Health Care Services	1,892,086	9,801,498	—	11,693,584
	Heavy Electrical Equipment	—	4,254,380	—	4,254,380
	Hotels, Resorts & Cruise Lines	—	3,202,102	—	3,202,102
	Industrial Machinery & Supplies & Components	—	15,363,843	—	15,363,843
	Interactive Media & Services	10,298,979	3,572,346	—	13,871,325
	IT Consulting & Other Services	22,839,417	23,674,026	—	46,513,443
	Metal, Glass & Plastic Containers	—	1,810,016	—	1,810,016
	Oil & Gas Refining & Marketing	—	4,920,859	—	4,920,859
	Personal Care Products	—	4,640,800	—	4,640,800
	Regional Banks	7,562,235	24,318,206	—	31,880,441
	Research & Consulting Services	—	14,951,028	—	14,951,028
	Semiconductor Materials & Equipment	—	6,150,505	—	6,150,505
	Semiconductors	—	39,929,938	—	39,929,938
	Specialized Finance	—	4,839,110	—	4,839,110
	Other	64,172,774	—	—	64,172,774

		$111,297,209	$258,194,905	$—	$369,492,114

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$101,971	$1,165,848	$—	$1,267,819
	Consumer Finance	—	4,723,391	—	4,723,391
	Diversified Banks	3,310,722	2,628,276	—	5,938,998
	Diversified Support Services	—	399,057	—	399,057
	Drug Retail	368,059	1,471,315	—	1,839,374
	Electrical Components & Equipment	—	842,477	—	842,477
	Food Retail	—	250,797	—	250,797
	Health Care Facilities	—	168,626	—	168,626
	IT Consulting & Other Services	1,592,324	3,939,418	—	5,531,742
	Oil & Gas Refining & Marketing	—	919,598	—	919,598
	Research & Consulting Services	—	654,099	—	654,099
	Semiconductors	—	844,007	—	844,007
	Other	13,216,191	—	—	13,216,191

		$18,589,267	$18,006,909	$—	$36,596,176

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$10,960,337	$4,209,201	$—	$15,169,538
	Asset Management & Custody Banks	4,118,666	1,223,541	—	5,342,207
	Commercial & Residential Mortgage Finance	—	1,515,933	—	1,515,933
	Diversified Real Estate Activities	—	548,249	—	548,249
	Drug Retail	—	2,717,664	—	2,717,664
	Electrical Components & Equipment	—	6,222,852	—	6,222,852
	Health Care Equipment	4,086,990	1,110,923	—	5,197,913
	Health Care Services	—	2,671,399	—	2,671,399
	Health Care Technology	—	2,577,079	—	2,577,079
	Human Resource & Employment Services	4,134,108	4,299,257	—	8,433,365
	IT Consulting & Other Services	11,520,314	7,437,424	—	18,957,738
	Life Sciences Tools & Services	4,916,435	2,481,884	—	7,398,319
	Regional Banks	5,475,022	7,510,554	—	12,985,576
	Research & Consulting Services	—	8,664,215	—	8,664,215
	Semiconductors	4,179,548	9,336,054	—	13,515,602
	Systems Software	3,859,442	2,477,052	—	6,336,494
	Trading Companies & Distributors	—	5,533,223	—	5,533,223
	Transaction & Payment Processing Services	3,176,994	4,095,877	—	7,272,871
	Other	81,729,935	—	—	81,729,935

		$138,157,791	$74,632,381	$—	$212,790,172

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2023

Global Select Fund
Assets
Common Stocks
	Application Software	$1,940,103	$698,981	$—	$2,639,084
	Building Products	550,719	520,128	—	1,070,847
	Consumer Finance	—	628,258	—	628,258
	Diversified Banks	—	552,525	—	552,525
	Drug Retail	—	468,246	—	468,246
	Electrical Components & Equipment	—	342,613	—	342,613
	Health Care Equipment	—	272,500	—	272,500
	Health Care Technology	—	235,240	—	235,240
	Hotels, Resorts & Cruise Lines	—	525,087	—	525,087
	Interactive Media & Services	—	415,923	—	415,923
	Research & Consulting Services	—	321,355	—	321,355
	Semiconductor Materials & Equipment	—	376,988	—	376,988
	Semiconductors	438,392	298,957	—	737,349
	Specialized Finance	—	238,041	—	238,041
	Transaction & Payment Processing Services	238,857	466,971	—	705,828
	Other	6,746,974	—	—	6,746,974

		$9,915,045	$6,361,813	$—	$16,276,858

Global Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$2,215,483	$—	$2,215,483
	Diversified Banks	14,180,756	4,532,471	—	18,713,227
	Diversified Metals & Mining	—	3,313,967	—	3,313,967
	Electronic Manufacturing Services	—	3,062,012	—	3,062,012
	Food Retail	—	7,432,916	—	7,432,916
	Industrial REITs	—	3,039,814	—	3,039,814
	Integrated Oil & Gas	3,844,383	7,139,893	—	10,984,276
	Integrated Telecommunication Services	7,461,600	3,258,135	—	10,719,735
	Multi-Line Insurance	—	3,494,240	—	3,494,240
	Pharmaceuticals	16,162,235	6,363,660	—	22,525,895
	Reinsurance	—	4,977,762	—	4,977,762
	Technology Hardware, Storage & Peripherals	—	2,792,052	—	2,792,052
	Tobacco	—	6,130,498	—	6,130,498
	Other	44,584,138	—	—	44,584,138

		$86,233,112	$57,752,903	$—	$143,986,015

Greater China Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$137,469	$—	$137,469
	Construction Materials	—	31,945	—	31,945
	Distillers & Vintners	—	332,501	—	332,501
	Diversified Banks	—	40,003	—	40,003
	Drug Retail	—	178,422	—	178,422
	Electrical Components & Equipment	—	116,024	—	116,024
	Electronic Components	—	203,370	—	203,370
	Health Care Equipment	—	168,120	—	168,120
	Hotels, Resorts & Cruise Lines	—	203,293	—	203,293
	Industrial Machinery & Supplies & Components	—	718,144	—	718,144
	Interactive Media & Services	—	234,080	—	234,080
	Life & Health Insurance	—	217,784	—	217,784
	Life Sciences Tools & Services	—	222,931	—	222,931
	Other Specialty Retail	—	46,036	—	46,036
	Packaged Foods & Meats	—	43,823	—	43,823
	Personal Care Products	—	140,679	—	140,679
	Regional Banks	—	52,501	—	52,501
	Restaurants	—	108,137	—	108,137
	Semiconductors	—	463,919	—	463,919
	Specialized Finance	—	138,732	—	138,732
	Systems Software	—	123,209	—	123,209
	Other	35,688	—	—	35,688

		$35,688	$3,921,122	$—	$3,956,810

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2023

International Growth Fund
Assets
Common Stocks
	Application Software	$19,025,700	$14,461,407	$—	$33,487,107
	Asset Management & Custody Banks	—	7,583,040	—	7,583,040
	Brewers	—	4,487,291	—	4,487,291
	Broadline Retail	—	9,646,392	—	9,646,392
	Building Products	—	7,589,104	—	7,589,104
	Commercial & Residential Mortgage Finance	—	8,712,744	—	8,712,744
	Construction & Engineering	—	5,717,680	—	5,717,680
	Diversified Real Estate Activities	—	5,231,479	—	5,231,479
	Diversified Support Services	—	10,974,064	—	10,974,064
	Drug Retail	—	15,597,350	—	15,597,350
	Electrical Components & Equipment	—	13,234,127	—	13,234,127
	Electronic Equipment & Instruments	—	8,554,185	—	8,554,185
	Health Care Equipment	—	6,610,606	—	6,610,606
	Health Care Services	—	6,846,598	—	6,846,598
	Health Care Supplies	—	4,084,648	—	4,084,648
	Health Care Technology	—	14,997,480	—	14,997,480
	Human Resource & Employment Services	—	23,103,892	—	23,103,892
	Industrial Machinery & Supplies & Components	—	16,768,072	—	16,768,072
	Interactive Media & Services	—	13,665,551	—	13,665,551
	IT Consulting & Other Services	25,561,841	15,567,565	—	41,129,406
	Life Sciences Tools & Services	—	2,944,208	—	2,944,208
	Movies & Entertainment	—	6,629,213	—	6,629,213
	Pharmaceuticals	—	3,152,347	—	3,152,347
	Regional Banks	13,029,695	10,694,572	—	23,724,267
	Research & Consulting Services	—	11,114,403	—	11,114,403
	Semiconductor Materials & Equipment	—	1,691,405	—	1,691,405
	Semiconductors	—	27,193,921	—	27,193,921
	Specialty Chemicals	—	4,379,479	—	4,379,479
	Trading Companies & Distributors	—	29,136,419	—	29,136,419
	Transaction & Payment Processing Services	—	11,954,970	—	11,954,970
	Other	53,505,500	—	—	53,505,500

		$111,122,736	$322,324,212	$—	$433,446,948

International Opportunities Fund
Assets
Common Stocks
	Air Freight & Logistics	$—	$3,200,013	$—	$3,200,013
	Alternative Carriers	—	3,837,654	—	3,837,654
	Application Software	8,455,109	37,521,206	—	45,976,315
	Asset Management & Custody Banks	844,266	9,622,414	—	10,466,680
	Brewers	—	1,890,342	—	1,890,342
	Commercial & Residential Mortgage Finance	9,280,134	4,635,440	—	13,915,574
	Commodity Chemicals	3,807,808	3,743,846	—	7,551,654
	Construction & Engineering	—	8,636,569	—	8,636,569
	Consumer Finance	—	8,233,031	—	8,233,031
	Data Processing & Outsourced Services	—	2,379,214	—	2,379,214
	Diversified Support Services	4,865,232	13,423,965	—	18,289,197
	Electrical Components & Equipment	—	8,974,193	—	8,974,193
	Electronic Equipment & Instruments	—	1,662,888	—	1,662,888
	Food Retail	—	5,551,231	—	5,551,231
	Health Care Services	8,904,003	4,257,128	—	13,161,131
	Health Care Technology	—	16,506,015	—	16,506,015
	Heavy Electrical Equipment	—	1,878,853	—	1,878,853
	Human Resource & Employment Services	3,679,217	7,137,894	—	10,817,111
	Industrial Machinery & Supplies & Components	—	4,249,182	—	4,249,182
	Interactive Media & Services	7,228,303	8,432,985	—	15,661,288

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2023

	Investment Banking & Brokerage	$1,785,339	$6,462,959	$—	$8,248,298
	IT Consulting & Other Services	—	11,862,014	—	11,862,014
	Metal, Glass & Plastic Containers	—	2,413,211	—	2,413,211
	Pharmaceuticals	—	1,972,817	—	1,972,817
	Real Estate Services	—	2,253,557	—	2,253,557
	Research & Consulting Services	1,213,063	20,154,296	—	21,367,359
	Restaurants	—	—	8,031	8,031
	Semiconductor Materials & Equipment	—	7,163,659	—	7,163,659
	Semiconductors	—	10,736,433	—	10,736,433
	Trading Companies & Distributors	4,191,325	883,888	—	5,075,213
	Other	28,539,791	—	—	28,539,791

		$82,793,590	$219,676,897	$8,031	$302,478,518

International Select Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$199,798	$—	$199,798
	Application Software	212,233	369,124	—	581,357
	Asset Management & Custody Banks	—	180,744	—	180,744
	Building Products	—	393,780	—	393,780
	Drug Retail	—	197,398	—	197,398
	Electronic Equipment & Instruments	—	185,708	—	185,708
	Health Care Equipment	—	112,133	—	112,133
	Health Care Technology	—	117,650	—	117,650
	Hotels, Resorts & Cruise Lines	—	193,415	—	193,415
	Industrial Machinery & Supplies & Components	—	140,441	—	140,441
	Interactive Media & Services	—	416,608	—	416,608
	IT Consulting & Other Services	183,025	189,261	—	372,286
	Research & Consulting Services	—	168,029	—	168,029
	Trading Companies & Distributors	—	96,843	—	96,843
	Transaction & Payment Processing Services	—	300,248	—	300,248
	Other	699,514	—	—	699,514

		$1,094,772	$3,261,180	$—	$4,355,952

Long/Short Alpha Fund
Assets
Common Stocks		$50,159,330	$—	$—	$50,159,330

		$50,159,330	$—	$—	$50,159,330

Other Financial Instruments
Securities Sold Short		$(16,333,448)	$—	$—	$(16,333,448)

Micro Cap Fund
Assets
Common Stocks
	Biotechnology	$26,576,923	$—	$6,100	$26,583,023
	Other	583,014,880	—	—	583,014,880
Preferred Stocks		—	—	9,741,948	9,741,948
Warrants		—	—	2,020,687	2,020,687

		$609,591,803	$—	$11,768,735	$621,360,538

Micro Cap Value Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$—	$1,317,141	$—	$1,317,141
	Food Retail	—	3,542,505	—	3,542,505
	Health Care Technology	—	4,232,937	—	4,232,937
	Packaged Foods & Meats	9,999,992	4,162,069	—	14,162,061
	Other	274,867,324	—	—	274,867,324
Limited Liability Company Membership Interest		—	—	505	505
Warrants		—	—	0	0

		$284,867,316	$13,254,652	$505	$298,122,473

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2023

Small Cap Growth Fund
Assets
Common Stocks		$2,238,739,100	$—	$—	$2,238,739,100
Preferred Stocks		—	—	28,458,649	28,458,649
Warrants		—	—	4,885,450	4,885,450

		$2,238,739,100	$—	$33,344,099	$2,272,083,199

Small Cap Value Fund
Assets
Common Stocks		$1,406,984,669	$—	$—	$1,406,984,669

		$1,406,984,669	$—	$—	$1,406,984,669

Ultra Growth Fund
Assets
Common Stocks
	Semiconductor Materials & Equipment	$81,007,531	$13,695,933	$—	$94,703,464
	Other	1,084,300,510	—	—	1,084,300,510
Preferred Stocks		—	—	14,612,907	14,612,907
Warrants		—	—	4,253,138	4,253,138

		$1,165,308,041	$13,695,933	$18,866,045	$1,197,870,019

U.S. Select Fund
Assets
Common Stocks		$21,833,599	$—	$—	$21,833,599

		$21,833,599	$—	$—	$21,833,599

U.S. Treasury Fund
Assets
U.S Government obligations		$—	$216,573,266	$—	$216,573,266

		$—	$216,573,266	$—	$216,573,266

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2023:

Fund	Market Value Beginning Balance 9/30/2023	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2023
Core Growth Fund
Warrants	$982,800	$—	$—	$—	$—	$(237,600)	$—	$—	$745,200	$(237,600)

	$982,800	$—	$—	$—	$—	$(237,600)	$—	$—	$745,200	$(237,600)

International Opportunities Fund
Common Stocks	$7,687	$—	$—	$—	$—	$344	$—	$—	$8,031	$344

	$7,687	$—	$—	$—	$—	$344	$—	$—	$8,031	$344

Micro Cap Fund
Common Stocks	$24,399	$—	$—	$—	$—	$(18,299)	$—	$—	$6,100	$(18,299)
Preferred Stocks	8,292,031	—	—	—	—	1,449,917	—	—	9,741,948	1,449,917
Warrants	192,446	—	—	—	—	1,828,241	—	—	2,020,687	1,828,241

	$8,508,876	$—	$—	$—	$—	$3,259,859	$—	$—	$11,768,735	$3,259,859

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Market Value Beginning Balance 9/30/2023	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2023
Micro Cap Value Fund
Common Stocks	$505	$—	$—	$—	$—	$—	$—	$—	$505	$—
Warrants	—	—	—	—	—	—	—	—	—	—

	$505	$—	$—	$—	$—	$—	$—	$—	$505	$—

Small Cap Growth Fund
Preferred Stocks	$23,920,529	$—	$—	$—	$—	$4,538,120	$—	$—	$28,458,649	$4,538,120
Warrants	465,281	—	—	—	—	4,420,169	—	—	4,885,450	4,420,169

	$24,385,810	$—	$—	$—	$—	$8,958,289	$—	$—	$33,344,099	$8,958,289

Ultra Growth Fund
Preferred Stocks	$12,438,034	$—	$—	$—	$—	$2,174,873	$—	$—	$14,612,907	$2,174,873
Warrants	1,164,918	—	—	—	—	3,088,220	—	—	4,253,138	3,088,220

	$13,602,952	$—	$—	$—	$—	$5,263,093	$—	$—	$18,866,045	$5,263,093

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/23	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Warrant: Insurance Brokers	$745,200	Discount for lack of marketability	Discount for lack of marketability	20%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$9,741,947	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.85 - 6.6 (3.27) 46%

Micro Cap Fund	Warrant: Pharmaceuticals	$2,020,687	Black Scholes	Volatility	40%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$17,535,471	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.85 - 6.6 (3.27) 46%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$10,923,178	Market comparable companies	EV/R* multiple Discount for lack of marketability	4.2 - 22.4 (12.07) 27%

Small Cap Growth Fund	Warrant: Pharmaceuticals	$4,885,450	Black Scholes	Volatility	40%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$14,612,907	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.85 - 6.6 (3.27) 46%

Ultra Growth Fund	Warrant: Insurance Brokers	$621,000	Discount for lack of marketability	Discount for lack of marketability	20%

Ultra Growth Fund	Warrant: Pharmaceuticals	$3,632,138	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.